UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2004

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	3	How the fund has done over time.
Management's Discussion	4	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments at period end.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	16	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	20	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	24
Trustees and Officers	25
Distributions	30
Proxy Voting Results	31

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED ·MAY LOSE VALUE ·NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Contrafund Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Life of fundA
Fidelity® VIP: Contrafund - Initial Class	15.48%	1.96%	14.11%
Fidelity VIP: Contrafund - Service ClassB	15.34%	1.85%	14.03%
Fidelity VIP: Contrafund - Service Class 2C	15.16%	1.71%	13.94%

A From January 3, 1995

B The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Contrafund Portfolio - Initial Class on January 3, 1995, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Management's Discussion of Fund Performance

Comments from Will Danoff, Portfolio Manager of Fidelity® Variable Insurance Products: Contrafund Portfolio

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the 12 months ending December 31, 2004, the fund outpaced both the S&P 500® and the LipperSM Variable Annuity Growth Funds Average, which gained 10.36%. Strong individual security selection within both the technology and telecommunication services sectors helped overall performance, as did the fund's continued emphasis on small- and mid-cap stocks, which outperformed their larger counterparts in 2004. At the end of the period, the fund held approximately 36% of its assets in stocks of companies with market capitalizations of less than $10 billion, compared to 12% for the S&P 500. The fund's best individual performers included Internet stalwarts such as Google, Yahoo! and eBay, all of which appreciated more than 65% in 2004. Within telecommunications, the fund's positions in Research In Motion, which makes the BlackBerry portable e-mail device, and America Movil, a leading wireless services provider in Latin America, also fared well. Disappointments included Ireland-based Ryanair, Europe's leading discount airline, which fell in value as the carrier's profits were squeezed by higher oil prices and intense competition. Profit pressures also hurt the fund's positions in Krispy Kreme Doughnuts, semiconductor maker Silicon Laboratories and discount retailer 99 Cents Only Stores.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Initial Class
Actual	$ 1,000.00	$ 1,086.10	$ 3.62
HypotheticalA	$ 1,000.00	$ 1,021.67	$ 3.51
Service Class
Actual	$ 1,000.00	$ 1,085.50	$ 4.14
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 4.01
Service Class 2
Actual	$ 1,000.00	$ 1,084.80	$ 4.93
HypotheticalA	$ 1,000.00	$ 1,020.41	$ 4.77
Service Class 2R
Actual	$ 1,000.00	$ 1,084.60	$ 4.93
HypotheticalA	$ 1,000.00	$ 1,020.41	$ 4.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.69%
Service Class	.79%
Service Class 2.94%
Service Class 2R	.94%

Annual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
Berkshire Hathaway, Inc. Class A	2.6
3M Co.	2.4
Avon Products, Inc.	2.3
EnCana Corp.	2.2
Yahoo!, Inc.	1.9
11.4
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Information Technology	15.0
Financials	12.6
Industrials	12.2
Health Care	11.3
Consumer Discretionary	11.1
Asset Allocation as of December 31, 2004
% of fund's net assets *
Stocks	90.0%
Bonds	1.6%
Short-Term Investments and Net Other Assets	8.4%
* Foreign investments 25.1%

Annual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.6%
Honda Motor Co. Ltd.	90,200	$ 4,701,224
Toyota Motor Corp.	1,603,700	65,647,461
		70,348,685
Hotels, Restaurants & Leisure - 2.7%
Ambassadors Group, Inc.	364,604	12,983,548
Aristocrat Leisure Ltd.	1,683,867	13,108,703
Boyd Gaming Corp.	388,000	16,160,200
Ctrip.com International Ltd. ADR	55,100	2,535,702
Domino's Pizza, Inc.	353,500	6,292,300
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	203,100	16,605,118
Friendly Ice Cream Corp. (a)	204,600	1,718,640
Gaylord Entertainment Co. (a)	52,827	2,193,905
Great Canadian Gaming Corp. (a)	78,900	2,992,283
Greek Organization of Football Prognostics SA	112,516	3,107,620
Hilton Group PLC	1,795,398	9,802,330
International Game Technology	189,350	6,509,853
Kerzner International Ltd. (a)	175,900	10,562,795
Krispy Kreme Doughnuts, Inc. (a)(d)	312,100	3,932,460
Life Time Fitness, Inc.	125,800	3,255,704
Marriott International, Inc. Class A	169,700	10,687,706
P.F. Chang's China Bistro, Inc. (a)	145,500	8,198,925
Panera Bread Co. Class A (a)(d)	519,296	20,938,015
Penn National Gaming, Inc. (a)	131,431	7,958,147
Pinnacle Entertainment, Inc. (a)	44,800	886,144
Red Robin Gourmet Burgers, Inc. (a)	330,986	17,697,821
Ryan's Restaurant Group, Inc. (a)	282,750	4,360,005
Scientific Games Corp. Class A (a)	116,900	2,786,896
Shuffle Master, Inc. (a)(d)	403,989	19,027,882
Starbucks Corp. (a)	716,800	44,699,648
Station Casinos, Inc.	812,500	44,427,500
The Cheesecake Factory, Inc. (a)	245,436	7,969,307
William Hill PLC	2,355,742	25,497,237
Wynn Resorts Ltd. (a)	392,746	26,282,562
		353,178,956
Household Durables - 1.4%
Black & Decker Corp.	33,600	2,967,888
Blount International, Inc. (a)	421,300	7,339,046
Blyth, Inc.	69,000	2,039,640
Centex Corp.	45,000	2,681,100
D.R. Horton, Inc.	795,277	32,057,616
Desarrolladora Homex SA de CV ADR (d)	112,500	2,660,625
Fortune Brands, Inc.	275,900	21,293,962
Harman International Industries, Inc.	390,700	49,618,900
Hovnanian Enterprises, Inc. Class A (a)	117,900	5,838,408
KB Home	68,300	7,130,520
Leggett & Platt, Inc.	180,100	5,120,243
Mohawk Industries, Inc. (a)	102,600	9,362,250
Pulte Homes, Inc.	6,700	427,460
Ryland Group, Inc.	40,600	2,336,124

	Shares	Value (Note 1)
Sharp Corp.	316,000	$ 5,161,261
Tempur-Pedic International, Inc.	368,300	7,807,960
Toll Brothers, Inc. (a)	235,100	16,130,211
		179,973,214
Internet & Catalog Retail - 1.2%
eBay, Inc. (a)	1,230,900	143,129,052
IAC/InterActiveCorp (a)	349,767	9,660,565
		152,789,617
Media - 1.3%
Central European Media Enterprises Ltd. Class A (a)	65,200	2,541,626
Citadel Broadcasting Corp. (a)	100,500	1,626,090
EchoStar Communications Corp. Class A	67,400	2,240,376
Fox Entertainment Group, Inc. Class A (a)	453,500	14,176,410
Getty Images, Inc. (a)	214,400	14,761,440
Lakes Entertainment, Inc. (a)	163,100	2,656,899
McGraw-Hill Companies, Inc.	8,900	814,706
Omnicom Group, Inc.	27,200	2,293,504
Pixar (a)	474,553	40,626,482
SBS Broadcasting SA (a)	338,400	13,613,832
Sirius Satellite Radio, Inc. (a)(d)	270,100	2,066,265
Spanish Broadcasting System, Inc. Class A (a)	2,682	28,322
Univision Communications, Inc. Class A (a)	163,600	4,788,572
Vivendi Universal SA sponsored ADR (a)	50,400	1,616,328
Walt Disney Co.	180,800	5,026,240
Washington Post Co. Class B	20,100	19,758,702
XM Satellite Radio Holdings, Inc. Class A (a)	1,060,257	39,886,868
		168,522,662
Multiline Retail - 0.4%
99 Cents Only Stores (a)(d)	106,666	1,723,723
JCPenney Co., Inc.	175,900	7,282,260
Neiman Marcus Group, Inc. Class A	218,800	15,652,952
Next PLC	276,200	8,745,687
Nordstrom, Inc.	157,500	7,359,975
Target Corp.	269,700	14,005,521
		54,770,118
Specialty Retail - 2.4%
Advance Auto Parts, Inc. (a)	100,100	4,372,368
bebe Stores, Inc.	101,250	2,731,725
Bed Bath & Beyond, Inc. (a)	767,100	30,553,593
Build-A-Bear Workshop, Inc.	166,000	5,834,900
Chico's FAS, Inc. (a)	742,400	33,801,472
Genesco, Inc. (a)	90,000	2,802,600
Guitar Center, Inc. (a)	161,300	8,498,897
Halfords Group PLC	943,366	5,612,136
Hennes & Mauritz AB (H&M) (B Shares)	379,275	13,211,677
Inditex SA	146,100	4,300,765
Lowe's Companies, Inc.	92,600	5,332,834
New York & Co., Inc.	182,100	3,008,292
Pacific Sunwear of California, Inc. (a)	479,572	10,675,273
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PETCO Animal Supplies, Inc. (a)	693,200	$ 27,367,536
PETsMART, Inc.	999,900	35,526,447
Regis Corp.	141,400	6,525,610
Sherwin-Williams Co.	45,700	2,039,591
Signet Group PLC	2,348,926	4,958,477
Staples, Inc.	1,087,100	36,646,141
The Pantry, Inc. (a)	59,466	1,789,332
TJX Companies, Inc.	1,032,200	25,939,186
Too, Inc. (a)	158,400	3,874,464
United Auto Group, Inc.	52,600	1,556,434
Urban Outfitters, Inc. (a)	667,900	29,654,760
		306,614,510
Textiles, Apparel & Luxury Goods - 1.1%
Burberry Group PLC	3,022,995	23,263,127
Carter's, Inc. (a)	86,000	2,923,140
Coach, Inc. (a)	1,266,324	71,420,674
Delta Woodside Industries, Inc. (a)	22,175	13,970
Fossil, Inc. (a)	220,000	5,640,800
Hartmarx Corp. (a)	80,200	623,154
NIKE, Inc. Class B	116,200	10,538,178
Polo Ralph Lauren Corp. Class A	116,300	4,954,380
Puma AG	38,742	10,631,970
Quiksilver, Inc. (a)	210,000	6,255,900
Wolverine World Wide, Inc.	26,800	842,056
		137,107,349
TOTAL CONSUMER DISCRETIONARY		1,423,305,111
CONSUMER STAPLES - 6.0%
Beverages - 0.1%
Anheuser-Busch Companies, Inc.	105,900	5,372,307
Cott Corp. (a)	20,000	494,667
PepsiCo, Inc.	210,410	10,983,402
		16,850,376
Food & Staples Retailing - 1.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	112,700	3,334,042
CVS Corp.	45,000	2,028,150
Sysco Corp.	2,220,800	84,767,936
Tesco PLC	3,397,590	20,978,567
United Natural Foods, Inc. (a)	332,952	10,354,807
Wal-Mart de Mexico SA de CV Series V	1,349,700	4,638,827
Wal-Mart Stores, Inc.	168,500	8,900,170
Walgreen Co.	67,000	2,570,790
Whole Foods Market, Inc.	449,407	42,850,957
William Morrison Supermarkets PLC	5,674,750	22,542,567
		202,966,813
Food Products - 0.5%
Hershey Foods Corp.	460,700	25,587,278

	Shares	Value (Note 1)
Kellogg Co.	536,100	$ 23,942,226
Wm. Wrigley Jr. Co.	275,400	19,054,926
		68,584,430
Household Products - 0.6%
Colgate-Palmolive Co.	1,441,500	73,747,140
Personal Products - 3.2%
Avon Products, Inc.	7,577,456	293,247,547
Gillette Co.	2,615,600	117,126,568
		410,374,115
TOTAL CONSUMER STAPLES		772,522,874
ENERGY - 9.0%
Energy Equipment & Services - 0.7%
BJ Services Co.	94,000	4,374,760
Noble Corp. (a)	12,200	606,828
Offshore Logistics, Inc. (a)	14,100	457,827
Oil States International, Inc. (a)	146,300	2,822,127
Schlumberger Ltd. (NY Shares)	862,000	57,710,900
Smith International, Inc. (a)	456,575	24,842,246
Superior Energy Services, Inc. (a)	112,600	1,735,166
Tenaris SA sponsored ADR	75,700	3,701,730
		96,251,584
Oil & Gas - 8.3%
Anadarko Petroleum Corp.	84,600	5,482,926
Apache Corp.	783,980	39,645,869
Ashland, Inc.	165,300	9,650,214
Bill Barrett Corp.	57,500	1,839,425
Blackrock Ventures, Inc. (a)	959,200	5,875,100
BP PLC sponsored ADR	2,035,232	118,857,549
Burlington Resources, Inc.	901,380	39,210,030
Chesapeake Energy Corp.	1,336,000	22,044,000
China Petroleum & Chemical Corp. sponsored ADR (d)	524,740	21,509,093
Denbury Resources, Inc. (a)	44,800	1,229,760
EnCana Corp.	5,028,492	286,624,044
Encore Acquisition Co. (a)	278,800	9,732,908
ENI Spa sponsored ADR	67,400	8,481,616
EOG Resources, Inc.	190,700	13,608,352
Exxon Mobil Corp.	1,971,400	101,053,964
Houston Exploration Co. (a)	214,300	12,067,233
Imperial Oil Ltd.	66,800	3,960,683
Marathon Oil Corp.	137,000	5,152,570
McMoRan Exploration Co. (a)(d)	180,800	3,380,960
Murphy Oil Corp.	971,500	78,157,175
Noble Energy, Inc.	122,000	7,522,520
Occidental Petroleum Corp.	416,600	24,312,776
Patina Oil & Gas Corp.	185,300	6,948,750
PetroChina Co. Ltd. sponsored ADR (d)	173,600	9,320,584
PetroKazakhstan, Inc. Class A	182,960	6,789,341
Premcor, Inc.	1,892,826	79,820,472
Quicksilver Resources, Inc. (a)	307,400	11,306,172
Range Resources Corp.	243,300	4,977,918
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Talisman Energy, Inc.	256,610	$ 6,917,778
Teekay Shipping Corp.	67,600	2,846,636
Total SA sponsored ADR	576,900	63,366,696
Unocal Corp. (d)	161,700	6,991,908
Valero Energy Corp.	412,900	18,745,660
Whiting Petroleum Corp. New (a)	133,100	4,026,275
XTO Energy, Inc.	769,425	27,222,257
		1,068,679,214
TOTAL ENERGY		1,164,930,798
FINANCIALS - 12.6%
Capital Markets - 0.4%
Calamos Asset Management, Inc. Class A	64,000	1,728,000
Goldman Sachs Group, Inc.	92,300	9,602,892
Legg Mason, Inc.	119,700	8,769,222
Lehman Brothers Holdings, Inc.	224,100	19,604,268
Merrill Lynch & Co., Inc.	157,700	9,425,729
SEI Investments Co.	39,400	1,652,042
		50,782,153
Commercial Banks - 1.5%
BOK Financial Corp. (a)	50,510	2,462,868
East West Bancorp, Inc.	147,700	6,197,492
Hibernia Corp. Class A	73,913	2,181,173
HSBC Holdings PLC sponsored ADR	260,917	22,214,473
M&T Bank Corp.	510,200	55,019,968
Nara Bancorp, Inc.	45,000	957,150
PrivateBancorp, Inc.	30,600	986,238
Royal Bank of Scotland Group PLC	231,395	7,779,906
Southwest Bancorp of Texas, Inc.	22,600	526,354
Texas Capital Bancshares, Inc. (a)	6,600	142,692
UCBH Holdings, Inc.	166,430	7,625,823
Wachovia Corp.	557,749	29,337,597
Wells Fargo & Co.	780,200	48,489,430
Westcorp	144,320	6,628,618
Wintrust Financial Corp.	105,700	6,020,672
		196,570,454
Consumer Finance - 1.1%
First Marblehead Corp. (a)	109,100	6,136,875
MBNA Corp.	877,900	24,748,001
SLM Corp.	1,960,300	104,660,417
		135,545,293
Diversified Financial Services - 0.6%
Brascan Corp. Class A (ltd. vtg.)	243,900	8,770,238
CapitalSource, Inc. (a)	234,300	6,014,481
Citigroup, Inc.	3,500	168,630

	Shares	Value (Note 1)
KKR Financial Corp. (e)	564,000	$ 5,922,000
Moody's Corp.	674,200	58,554,270
		79,429,619
Insurance - 7.5%
ACE Ltd.	298,800	12,773,700
AFLAC, Inc.	247,500	9,860,400
Allstate Corp.	1,200,900	62,110,548
American International Group, Inc.	2,363,114	155,185,696
Assurant, Inc.	443,500	13,548,925
Berkshire Hathaway, Inc. Class A (a)	3,839	337,448,087
Brit Insurance Holdings PLC	3,985,600	6,023,245
Endurance Specialty Holdings Ltd.	358,100	12,247,020
Everest Re Group Ltd.	863,980	77,378,049
Fidelity National Financial, Inc.	45,100	2,059,717
Genworth Financial, Inc. Class A	90,000	2,430,000
Great-West Lifeco, Inc.	134,000	2,981,500
HCC Insurance Holdings, Inc.	510,700	16,914,384
IPC Holdings Ltd.	160,300	6,974,653
Markel Corp. (a)	29,750	10,829,000
Mercury General Corp.	232,500	13,931,400
MetLife, Inc.	266,600	10,799,966
Montpelier Re Holdings Ltd.	1,449,200	55,721,740
PartnerRe Ltd.	340,200	21,071,988
Progressive Corp.	272,500	23,118,900
RenaissanceRe Holdings Ltd.	767,565	39,974,785
StanCorp Financial Group, Inc.	154,900	12,779,250
USI Holdings Corp. (a)	916,187	10,600,284
W.R. Berkley Corp.	455,150	21,469,426
White Mountains Insurance Group Ltd.	12,300	7,945,800
Willis Group Holdings Ltd.	367,100	15,113,507
		961,291,970
Real Estate - 0.3%
CB Richard Ellis Group, Inc. Class A	429,800	14,419,790
CBL & Associates Properties, Inc.	137,781	10,519,579
Equity Residential (SBI)	192,900	6,979,122
General Growth Properties, Inc.	86,790	3,138,326
Vornado Realty Trust	60,900	4,636,317
Weingarten Realty Investors (SBI)	67,400	2,702,740
		42,395,874
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	278,076	10,291,593
Doral Financial Corp.	483,175	23,796,369
Freddie Mac	33,700	2,483,690
Golden West Financial Corp., Delaware	1,922,400	118,073,808
W Holding Co., Inc.	23,970	549,872
		155,195,332
TOTAL FINANCIALS		1,621,210,695
HEALTH CARE - 11.3%
Biotechnology - 1.8%
Affymetrix, Inc. (a)	38,200	1,396,210
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	479,300	$ 31,926,173
Gen-Probe, Inc. (a)	357,100	16,144,491
Genentech, Inc. (a)	3,263,400	177,659,496
Pharmion Corp. (a)	28,400	1,198,764
Seattle Genetics, Inc. (a)	712,300	4,651,319
		232,976,453
Health Care Equipment & Supplies - 4.1%
Advanced Medical Optics, Inc. (a)	326,200	13,419,868
Advanced Neuromodulation Systems, Inc. (a)	455,550	17,976,003
Alcon, Inc.	890,500	71,774,300
American Medical Systems Holdings, Inc. (a)	225,900	9,444,879
Arrow International, Inc.	14,300	443,157
Aspect Medical Systems, Inc. (a)	105,400	2,578,084
Becton, Dickinson & Co.	90,800	5,157,440
Bio-Rad Laboratories, Inc. Class A (a)	211,100	12,110,807
Boston Scientific Corp. (a)	169,700	6,032,835
C.R. Bard, Inc.	434,400	27,792,912
Cooper Companies, Inc.	191,560	13,522,220
Cytyc Corp. (a)	94,100	2,594,337
DENTSPLY International, Inc.	1,612,862	90,642,844
Edwards Lifesciences Corp. (a)	22,500	928,350
Fisher Scientific International, Inc. (a)	390,847	24,381,036
Foxhollow Technologies, Inc.	8,900	218,851
Given Imaging Ltd. (a)(d)	91,100	3,271,401
Guidant Corp.	33,700	2,429,770
IDEXX Laboratories, Inc. (a)	306,970	16,757,492
Integra LifeSciences Holdings Corp. (a)	217,400	8,028,582
IntraLase Corp.	32,700	767,796
Intuitive Surgical, Inc. (a)	181,700	7,271,634
Kinetic Concepts, Inc.	226,200	17,259,060
Lumenis Ltd. (a)	237	460
Medtronic, Inc.	123,640	6,141,199
Nobel Biocare Holding AG (Switzerland)	44,934	8,123,572
Ocular Sciences, Inc. (a)	136,820	6,705,548
Smith & Nephew PLC	4,548,003	47,080,927
St. Jude Medical, Inc. (a)	1,009,252	42,317,936
Symmetry Medical, Inc.	40,400	850,420
Synthes, Inc.	162,877	18,225,300
Thermo Electron Corp. (a)	78,800	2,378,972
Varian Medical Systems, Inc. (a)	2,300	99,452
Ventana Medical Systems, Inc. (a)	11,200	716,688
Waters Corp. (a)	470,000	21,991,300
Zimmer Holdings, Inc. (a)	279,771	22,415,253
		531,850,685
Health Care Providers & Services - 3.2%
Aetna, Inc.	899,300	112,187,675
American Healthways, Inc. (a)	132,600	4,381,104

	Shares	Value (Note 1)
Caremark Rx, Inc. (a)	62,100	$ 2,448,603
DaVita, Inc. (a)	44,600	1,763,038
eResearchTechnology, Inc. (a)	218,224	3,458,850
IDX Systems Corp. (a)	11,000	379,060
Merge Technologies, Inc. (a)	350,000	7,787,500
Molina Healthcare, Inc. (a)	49,460	2,293,955
Patterson Companies, Inc. (a)	3,608,004	156,551,294
Pharmaceutical Product Development, Inc. (a)	67,800	2,799,462
UnitedHealth Group, Inc.	1,243,310	109,448,579
VCA Antech, Inc. (a)	231,000	4,527,600
WellChoice, Inc. (a)	11,800	630,120
WellPoint, Inc. (a)	22,300	2,564,500
		411,221,340
Pharmaceuticals - 2.2%
Atherogenics, Inc. (a)	67,400	1,587,944
Connetics Corp. (a)	87,100	2,115,659
Cypress Bioscience, Inc. (a)	226,000	3,177,560
Elan Corp. PLC sponsored ADR (a)	577,000	15,723,250
Johnson & Johnson	492,150	31,212,153
Kos Pharmaceuticals, Inc. (a)	150,800	5,676,112
Merck KGaA	28,908	1,985,071
Novartis AG sponsored ADR	709,000	35,832,860
Novo Nordisk AS Series B	1,298,974	70,841,066
Pfizer, Inc.	265	7,126
Roche Holding AG (participation certificate)	701,730	80,183,638
Schering-Plough Corp.	1,404,000	29,315,520
Teva Pharmaceutical Industries Ltd. sponsored ADR	91,200	2,723,232
		280,381,191
TOTAL HEALTH CARE		1,456,429,669
INDUSTRIALS - 12.1%
Aerospace & Defense - 1.1%
L-3 Communications Holdings, Inc.	155,700	11,403,468
Lockheed Martin Corp.	1,784,635	99,136,474
Precision Castparts Corp.	230,886	15,164,592
SI International, Inc. (a)	118,300	3,638,908
United Technologies Corp.	86,900	8,981,115
		138,324,557
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	1,162,280	64,529,786
CNF, Inc.	47,500	2,379,750
EGL, Inc. (a)	248,200	7,418,698
Expeditors International of Washington, Inc.	48,900	2,732,532
Ryder System, Inc.	45,200	2,159,204
United Parcel Service, Inc. Class B	955,600	81,665,576
UTI Worldwide, Inc.	16,900	1,149,538
		162,035,084
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.8%
JetBlue Airways Corp. (a)	1,108,643	$ 25,742,690
Ryanair Holdings PLC sponsored ADR (a)(d)	1,533,751	62,500,353
Southwest Airlines Co.	846,217	13,776,413
		102,019,456
Building Products - 0.3%
Lennox International, Inc.	212,500	4,324,375
Masco Corp.	837,000	30,575,610
Trex Co., Inc. (a)	53,000	2,779,320
		37,679,305
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	26,300	518,636
Apollo Group, Inc. Class A (a)	72	5,811
Aramark Corp. Class B	917,050	24,310,996
Corporate Executive Board Co.	62,100	4,156,974
Educate, Inc.	267,600	3,543,024
Jackson Hewitt Tax Service, Inc.	55,400	1,398,850
Laureate Education, Inc. (a)	175,100	7,720,159
Navigant Consulting, Inc. (a)	58,100	1,545,460
R.R. Donnelley & Sons Co.	316,100	11,155,169
Resources Connection, Inc. (a)	294,000	15,967,140
Robert Half International, Inc.	430,200	12,660,786
		82,983,005
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	239,620	11,451,440
Paul Y-ITC Construction Holdings Ltd.	6,732,000	1,706,211
		13,157,651
Electrical Equipment - 0.5%
AMETEK, Inc.	73,900	2,636,013
Cooper Industries Ltd. Class A	759,500	51,562,455
Energy Conversion Devices, Inc. (a)	67,900	1,311,828
Roper Industries, Inc.	94,900	5,767,073
Ultralife Batteries, Inc. (a)	306,920	5,969,594
		67,246,963
Industrial Conglomerates - 2.8%
3M Co.	3,794,320	311,399,842
Carlisle Companies, Inc.	55,700	3,616,044
Hutchison Whampoa Ltd.	1,823,000	17,062,481
Siemens AG sponsored ADR	157,600	13,343,992
Tyco International Ltd.	465,500	16,636,970
		362,059,329
Machinery - 3.6%
A.S.V., Inc. (a)	93,064	4,457,766
Bucyrus International, Inc. Class A	238,300	9,684,512
Caterpillar, Inc.	201,400	19,638,514
Cummins, Inc.	423,000	35,443,170
CUNO, Inc. (a)	45,100	2,678,940
Danaher Corp. (d)	2,807,760	161,193,502

	Shares	Value (Note 1)
Deere & Co.	144,600	$ 10,758,240
Eaton Corp.	100,300	7,257,708
ESCO Technologies, Inc. (a)	45,100	3,456,915
Gardner Denver, Inc. (a)	34,500	1,252,005
Harsco Corp.	65,700	3,662,118
IDEX Corp.	124,500	5,042,250
Illinois Tool Works, Inc.	39,900	3,697,932
Ingersoll-Rand Co. Ltd. Class A	134,000	10,760,200
ITT Industries, Inc.	28,000	2,364,600
Joy Global, Inc.	381,935	16,587,437
Oshkosh Truck Co.	78,000	5,333,640
PACCAR, Inc.	1,209,244	97,319,957
Pall Corp.	88,400	2,559,180
Parker Hannifin Corp.	189,900	14,383,026
Pentair, Inc.	64,800	2,822,688
Timken Co.	52,200	1,358,244
Volvo AB ADR	889,100	35,252,815
		456,965,359
Marine - 0.0%
Alexander & Baldwin, Inc.	59,199	2,511,222
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	360,400	17,050,524
Canadian National Railway Co.	378,600	23,053,585
Heartland Express, Inc.	571,226	12,835,448
Knight Transportation, Inc.	306,520	7,601,696
Laidlaw International, Inc. (a)	96,600	2,067,240
Landstar System, Inc. (a)	282,812	20,826,276
Norfolk Southern Corp.	67,500	2,442,825
Yellow Roadway Corp. (a)(d)	251,687	14,021,483
		99,899,077
Trading Companies & Distributors - 0.2%
Fastenal Co.	228,112	14,042,575
MSC Industrial Direct Co., Inc. Class A	387,900	13,956,642
		27,999,217
Transportation Infrastructure - 0.0%
International Shipping Enterprises, Inc. unit	674,400	4,451,040
TOTAL INDUSTRIALS		1,557,331,265
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 2.7%
Carrier Access Corp. (a)	55,000	587,400
Comverse Technology, Inc. (a)	474,900	11,611,305
Ditech Communications Corp. (a)	521,800	7,800,910
Finisar Corp. (a)	185,600	423,168
Harris Corp.	518,000	32,007,220
Juniper Networks, Inc. (a)	575,305	15,642,543
Lucent Technologies, Inc. warrants 12/10/07 (a)	24,604	38,874
Motorola, Inc.	637,065	10,957,518
Plantronics, Inc.	245,600	10,185,032
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	2,658,700	$ 112,728,880
Research In Motion Ltd. (a)	1,239,700	102,047,972
Scientific-Atlanta, Inc.	233,900	7,721,039
Telefonaktiebolaget LM Ericsson ADR (a)	1,050,609	33,083,677
		344,835,538
Computers & Peripherals - 0.9%
Apple Computer, Inc. (a)	546,400	35,188,160
Avid Technology, Inc. (a)	43,300	2,673,775
Dell, Inc. (a)	1,263,800	53,256,532
NCR Corp. (a)	173,100	11,983,713
Network Appliance, Inc. (a)	156,200	5,188,964
Novatel Wireless, Inc.	223,100	4,323,678
Storage Technology Corp. (a)	16,400	518,404
Synaptics, Inc. (a)	98,336	3,007,115
		116,140,341
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A (a)	457,900	16,823,246
Cogent, Inc.	262,309	8,656,197
Dionex Corp. (a)	33,100	1,875,777
FARO Technologies, Inc. (a)	65,532	2,043,288
FLIR Systems, Inc. (a)	816,000	52,052,640
Hon Hai Precision Industries Co. Ltd.	2,885,000	13,340,516
National Instruments Corp.	246,457	6,715,953
Symbol Technologies, Inc.	102,100	1,766,330
Trimble Navigation Ltd. (a)	82,700	2,732,408
		106,006,355
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	1,401,383	18,260,020
Digital River, Inc. (a)	254,104	10,573,267
Google, Inc. Class A	383,343	74,023,533
Housevalues, Inc.	25,100	377,002
InfoSpace, Inc. (a)	134,985	6,418,537
Sina Corp. (a)	114,200	3,661,252
VeriSign, Inc. (a)	84,400	2,829,088
WebEx Communications, Inc. (a)	56,900	1,353,082
Websense, Inc. (a)	204,583	10,376,450
Yahoo!, Inc. (a)	6,539,696	246,415,745
		374,287,976
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	32,600	1,962,194
Alliance Data Systems Corp. (a)	1,061,300	50,390,524
Anteon International Corp. (a)	554,200	23,198,812
Cognizant Technology Solutions Corp. Class A (a)	1,508,896	63,871,568
First Data Corp.	130,000	5,530,200
Global Payments, Inc.	45,200	2,646,008
Infosys Technologies Ltd. sponsored ADR (d)	1,011,600	70,113,996

	Shares	Value (Note 1)
Iron Mountain, Inc. (a)	410,900	$ 12,528,341
Kanbay International, Inc.	144,300	4,516,590
SRA International, Inc. Class A (a)	472,800	30,353,760
		265,111,993
Office Electronics - 0.2%
Canon, Inc.	91,500	4,964,790
Xerox Corp. (a)	723,549	12,307,568
Zebra Technologies Corp. Class A (a)	227,970	12,830,152
		30,102,510
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	546,100	12,025,122
Analog Devices, Inc.	1,338,100	49,402,652
ATI Technologies, Inc. (a)	343,100	6,650,422
Cree, Inc. (a)	515,700	20,669,256
FormFactor, Inc. (a)	83,700	2,271,618
Freescale Semiconductor, Inc. Class B	85,810	1,575,472
International Rectifier Corp. (a)	770,900	34,359,013
Lam Research Corp. (a)	42,900	1,240,239
Linear Technology Corp.	101,100	3,918,636
Marvell Technology Group Ltd. (a)	4,508,800	159,927,136
Samsung Electronics Co. Ltd.	335,500	146,003,443
Sigmatel, Inc. (a)	136,400	4,846,292
Silicon Image, Inc. (a)	530,500	8,732,030
Silicon Laboratories, Inc. (a)	386,226	13,637,640
Tessera Technologies, Inc. (a)	364,500	13,563,045
Volterra Semiconductor Corp. (d)	105,800	2,343,999
		481,166,015
Software - 1.7%
Activision, Inc. (a)	335,399	6,768,352
Adobe Systems, Inc.	648,589	40,692,474
Altiris, Inc. (a)	761,839	26,991,956
Autodesk, Inc.	711,500	27,001,425
Cadence Design Systems, Inc. (a)	83,400	1,151,754
Cognos, Inc. (a)	285,300	12,557,955
Computer Associates International, Inc.	4,831	150,051
Kronos, Inc. (a)	75,692	3,870,132
Macrovision Corp. (a)	96,300	2,476,836
Microsoft Corp.	334,600	8,937,166
NAVTEQ Corp.	235,000	10,894,600
Quality Systems, Inc. (a)	51,193	3,061,341
Quest Software, Inc. (a)	67,400	1,075,030
Red Hat, Inc. (a)	179,167	2,391,879
SAP AG sponsored ADR	107,500	4,752,575
Sonic Solutions, Inc. (a)(d)	512,799	11,507,210
Symantec Corp. (a)	1,809,998	46,625,548
Take-Two Interactive Software, Inc. (a)	100,000	3,479,000
THQ, Inc. (a)	78,200	1,793,908
TIBCO Software, Inc. (a)	252,205	3,364,415
		219,543,607
TOTAL INFORMATION TECHNOLOGY		1,937,194,335
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 8.0%
Chemicals - 1.4%
Agrium, Inc.	112,500	$ 1,898,438
Bayer AG	135,300	4,597,494
Dow Chemical Co.	270,200	13,377,602
Ecolab, Inc.	1,696,800	59,608,584
Headwaters, Inc. (a)	124,800	3,556,800
Methanex Corp.	378,200	6,905,302
Monsanto Co.	90,100	5,005,055
Nalco Holding Co.	396,800	7,745,536
NOVA Chemicals Corp.	473,900	22,391,775
Potash Corp. of Saskatchewan	622,700	51,761,938
Westlake Chemical Corp.	56,400	1,883,760
		178,732,284
Construction Materials - 0.2%
Eagle Materials, Inc.	101,700	8,781,795
Eagle Materials, Inc. Class B	7,000	590,100
Lafarge North America, Inc.	45,309	2,325,258
Rinker Group Ltd.	685,302	5,710,320
Texas Industries, Inc.	65,700	4,098,366
Vulcan Materials Co.	43,500	2,375,535
		23,881,374
Containers & Packaging - 0.2%
Ball Corp.	152,756	6,718,209
Owens-Illinois, Inc. (a)	952,100	21,565,065
Peak International Ltd. (a)	200,000	818,800
		29,102,074
Metals & Mining - 6.2%
Aber Diamond Corp.	611,150	21,619,432
Agnico-Eagle Mines Ltd.	369,600	5,088,160
Alumina Ltd.	1,152,300	5,355,264
Anglo American PLC ADR (d)	1,343,472	31,961,199
Apex Silver Mines Ltd. (a)	550,100	9,450,718
BHP Billiton Ltd. sponsored ADR	1,363,000	32,739,260
Caemi Mineracao E Metalurgia SA (PN) (a)	5,132,000	4,405,482
Carpenter Technology Corp.	212,100	12,399,366
Cleveland-Cliffs, Inc.	48,400	5,026,824
Companhia Vale do Rio Doce sponsored ADR	961,000	27,878,610
Compania de Minas Buenaventura SA sponsored ADR	881,800	20,193,220
Compass Minerals International, Inc.	223,500	5,415,405
Dofasco, Inc.	195,500	7,396,417
Eldorado Gold Corp. (a)	1,772,700	5,244,238
Falconbridge Ltd.	90,400	2,342,867
First Quantum Minerals Ltd. (a)	324,600	5,044,825
Fording Canadian Coal Trust (d)	16,900	1,305,103
Fortescue Metals Group Ltd. (a)(d)	304,600	643,461
Freeport-McMoRan Copper & Gold, Inc. Class B	839,734	32,103,031
Gabriel Resources Ltd. (a)	2,171,800	2,823,340

	Shares	Value (Note 1)
Gerdau SA sponsored ADR	173,200	$ 3,117,600
Glamis Gold Ltd. (a)(d)	2,463,000	42,199,400
Goldcorp, Inc.	3,809,466	57,332,463
Inco Ltd. (a)	67,800	2,486,000
International Steel Group, Inc.	395,600	16,045,536
IPSCO, Inc.	757,400	36,172,162
Ivanhoe Mines Ltd. (a)	933,000	6,725,375
Lionore Mining International Ltd. (a)	1,329,000	7,597,450
Meridian Gold, Inc. (a)	304,600	5,772,170
Mittal Steel Co. NV Class A (NY Shares) (a)	156,000	6,029,400
Newcrest Mining Ltd.	791,800	10,810,350
Newmont Mining Corp.	2,872,651	127,574,431
Novagold Resources, Inc. (a)	778,300	6,064,254
Nucor Corp.	906,900	47,467,146
Peabody Energy Corp.	210,800	17,055,828
Phelps Dodge Corp.	77,900	7,705,868
Placer Dome, Inc.	1,054,900	19,849,702
POSCO sponsored ADR (d)	677,000	30,146,810
Quanex Corp.	36,000	2,468,520
Rio Tinto PLC (Reg.)	2,049,269	61,073,339
Southern African Resources PLC (a)	8,549,418	6,234,569
Steel Dynamics, Inc.	108,314	4,102,934
Teck Cominco Ltd. Class B (sub. vtg.)	212,200	6,528,687
United States Steel Corp.	342,300	17,542,875
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	56,200	1,139,235
Wheaton River Minerals Ltd. (a)	905,300	2,942,225
Xstrata PLC	472,400	8,449,132
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)	1,548,000	2,210,632
		801,280,315
Paper & Forest Products - 0.0%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	35,600	576,720
TOTAL MATERIALS		1,033,572,767
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.1%
Citizens Communications Co.	611,300	8,429,827
PT Indosat Tbk	3,790,000	2,350,866
PT Indosat Tbk sponsored ADR	126,600	3,947,388
PT Telkomunikasi Indonesia Tbk sponsored ADR	54,600	1,147,692
		15,875,773
Wireless Telecommunication Services - 4.2%
Alamosa Holdings, Inc. (a)	176,600	2,202,202
America Movil SA de CV sponsored ADR	2,209,800	115,683,030
KDDI Corp.	1,548	8,342,244
Millicom International Cellular SA (a)	62,200	1,413,806
mmO2 PLC (a)	898,900	2,117,479
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Mobile TeleSystems OJSC sponsored ADR (d)	71,200	$ 9,861,912
MTN Group Ltd.	447,300	3,434,635
Nextel Communications, Inc. Class A (a)	4,985,700	149,571,000
Nextel Partners, Inc. Class A (a)	2,508,400	49,014,136
NII Holdings, Inc. (a)	1,002,853	47,585,375
Telefonica Moviles SA sponsored ADR	193,400	2,458,114
Telesystem International Wireless, Inc. (a)	1,197,700	13,424,221
Turkcell Iletisim Hizmet AS sponsored ADR	229,800	4,159,380
Vimpel Communications sponsored ADR (a)	1,135,700	41,044,198
Vodafone Group PLC sponsored ADR	2,807,800	76,877,564
Western Wireless Corp. Class A (a)	299,500	8,775,350
		535,964,646
TOTAL TELECOMMUNICATION SERVICES		551,840,419
UTILITIES - 0.6%
Electric Utilities - 0.4%
Entergy Corp.	180,900	12,227,031
Exelon Corp.	242,300	10,678,161
PG&E Corp. (a)	417,100	13,881,088
TXU Corp.	133,100	8,592,936
		45,379,216
Gas Utilities - 0.0%
Southern Union Co. (a)	236,445	5,669,951
Multi-Utilities & Unregulated Power - 0.2%
AES Corp. (a)	406,800	5,560,956
Dominion Resources, Inc.	36,600	2,479,284
Duke Energy Corp.	236,700	5,995,611
NRG Energy, Inc. (a)	208,200	7,505,610
		21,541,461
TOTAL UTILITIES		72,590,628
TOTAL COMMON STOCKS (Cost $7,826,577,138)		11,590,928,561
Corporate Bonds - 0.1%
		Principal Amount
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23		$ 3,140,000	5,282,108

		Principal Amount	Value (Note 1)
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05		$ 2,280,000	$ 2,280,000
TOTAL CONVERTIBLE BONDS			7,562,108
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cable & Wireless International Finance 8.625% 3/25/19	GBP	1,160,000	2,487,665
TOTAL CORPORATE BONDS (Cost $9,206,213)			10,049,773
U.S. Treasury Obligations - 1.5%

U.S. Treasury Bills, yield at date of purchase 1.7% 1/13/05		500,000	499,756
U.S. Treasury Notes:
4.25% 8/15/13		55,175,000	55,610,386
4.25% 11/15/13		55,850,000	56,201,241
4.25% 8/15/14		22,500,000	22,550,108
4.75% 5/15/14		52,600,000	54,814,933
TOTAL U.S. TREASURY OBLIGATIONS (Cost $185,540,348)			189,676,424
Money Market Funds - 10.7%
		Shares
Fidelity Cash Central Fund, 2.24% (b)		1,097,199,284	1,097,199,284
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)		287,986,287	287,986,287
TOTAL MONEY MARKET FUNDS (Cost $1,385,185,571)			1,385,185,571
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $9,406,509,270)			13,175,840,329
NET OTHER ASSETS - (2.3)%			(290,550,456)
NET ASSETS - 100%			$ 12,885,289,873
Currency Abbreviations
GBP - British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,922,000 or 0% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	74.9%
Canada	6.4%
United Kingdom	4.3%
Bermuda	3.6%
Switzerland	1.6%
Korea (South)	1.3%
Others (individually less than 1%)	7.9%
100.0%
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $704,454,000 of which $40,895,000 and $663,559,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (including securities loaned of $280,743,709) (cost $9,406,509,270) - See accompanying schedule		$ 13,175,840,329
Foreign currency held at value (cost $3,367,791)		3,382,765
Receivable for investments sold		18,602,752
Receivable for fund shares sold		4,359,470
Dividends receivable		10,377,567
Interest receivable		4,062,015
Prepaid expenses		43,240
Other affiliated receivables		14,513
Other receivables		954,425
Total assets		13,217,637,076
Liabilities
Payable to custodian bank	$ 214,158
Payable for investments purchased	24,932,646
Payable for fund shares redeemed	10,394,915
Accrued management fee	6,037,675
Distribution fees payable	504,757
Other affiliated payables	920,048
Other payables and accrued expenses	1,356,717
Collateral on securities loaned, at value	287,986,287
Total liabilities		332,347,203
Net Assets		$ 12,885,289,873
Net Assets consist of:
Paid in capital		$ 9,804,776,776
Undistributed net investment income		30,613,930
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(719,494,071)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,769,393,238
Net Assets		$ 12,885,289,873
Initial Class: Net Asset Value, offering price and redemption price per share ($9,127,615,529 ÷ 342,907,819 shares)		$ 26.62
Service Class: Net Asset Value, offering price and redemption price per share ($2,111,968,890 ÷ 79,600,881 shares)		$ 26.53
Service Class 2: Net Asset Value, offering price and redemption price per share ($1,638,617,401 ÷62,190,060 shares)		$ 26.35
Service Class 2R: Net Asset Value, offering price and redemption price per share ($7,088,053 ÷ 269,583 shares)		$ 26.29

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends		$ 91,348,934
Interest		19,310,973
Security lending		2,018,912
Total income		112,678,819

Expenses
Management fee	$ 64,250,053
Transfer agent fees	7,478,200
Distribution fees	4,881,463
Accounting and security lending fees	1,462,803
Non-interested trustees' compensation	60,631
Appreciation in deferred trustee compensation account	6,782
Custodian fees and expenses	744,204
Registration fees	18,266
Audit	88,634
Legal	29,125
Miscellaneous	1,675,041
Total expenses before reductions	80,695,202
Expense reductions	(2,471,388)	78,223,814
Net investment income (loss)		34,455,005
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	555,405,871
Foreign currency transactions	153,799
Futures contracts	608,071
Total net realized gain (loss)		556,167,741
Change in net unrealized appreciation (depreciation) on: Investment securities	1,080,157,253
Assets and liabilities in foreign currencies	(392,470)
Futures contracts	(739,135)
Total change in net unrealized appreciation (depreciation)		1,079,025,648
Net gain (loss)		1,635,193,389
Net increase (decrease) in net assets resulting from operations		$ 1,669,648,394

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,455,005	$ 25,801,059
Net realized gain (loss)	556,167,741	98,601,973
Change in net unrealized appreciation (depreciation)	1,079,025,648	2,069,862,306
Net increase (decrease) in net assets resulting from operations	1,669,648,394	2,194,265,338
Distributions to shareholders from net investment income	(33,283,266)	(35,507,037)
Share transactions - net increase (decrease)	974,982,321	535,497,703
Redemption fees	5,434	3,718
Total increase (decrease) in net assets	2,611,352,883	2,694,259,722

Net Assets
Beginning of period	10,273,936,990	7,579,677,268
End of period (including undistributed net investment income of $30,613,930 and undistributed net investment income of $23,673,410, respectively)	$ 12,885,289,873	$ 10,273,936,990
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	39,676,965	15,203,443	27,599,342	256,799
Reinvested	1,123,479	189,967	89,389	356
Redeemed	(29,262,778)	(9,311,680)	(5,203,844)	(105,684)
Net increase (decrease)	11,537,666	6,081,730	22,484,887	151,471

Dollars Sold	$ 959,621,838	$ 366,229,990	$ 660,559,920	$ 6,150,098
Reinvested	26,671,383	4,498,414	2,105,112	8,357
Redeemed	(701,529,337)	(223,414,420)	(123,399,434)	(2,519,600)
Net increase (decrease)	$ 284,763,884	$ 147,313,984	$ 539,265,598	$ 3,638,855

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	43,575,507	16,391,007	21,425,743	119,703
Reinvested	1,718,846	269,021	92,062	161
Redeemed	(43,003,502)	(8,751,544)	(6,273,261)	(46,848)
Net increase (decrease)	2,290,851	7,908,484	15,244,544	73,016

Dollars Sold	$ 877,441,120	$ 326,586,457	$ 422,566,799	$ 2,529,458
Reinvested	29,357,892	4,584,117	1,562,295	2,733
Redeemed	(837,322,380)	(169,383,155)	(121,521,459)	(906,174)
Net increase (decrease)	$ 69,476,632	$ 161,787,419	$ 302,607,635	$ 1,626,017

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 26,671,383	$ 4,498,414	$ 2,105,112	$ 8,357
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 29,357,892	$ 4,584,117	$ 1,562,295	$ 2,733

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.13	$ 18.10	$ 20.13	$ 23.75	$ 29.15
Income from Investment Operations
Net investment income (loss) C	.08	.07	.10	.16	.17
Net realized and unrealized gain (loss)	3.49	5.05	(1.97)	(3.01)	(1.84)
Total from investment operations	3.57	5.12	(1.87)	(2.85)	(1.67)
Distributions from net investment income	(.08)	(.09)	(.16)	(.17)	(.11)
Distributions from net realized gain	-	-	-	(.60)	(3.62)
Total distributions	(.08)	(.09)	(.16)	(.77)	(3.73)
Redemption fees added to paid in capital C, E	-	-	-	-	-
Net asset value, end of period	$ 26.62	$ 23.13	$ 18.10	$ 20.13	$ 23.75
Total Return A, B	15.48%	28.46%	(9.35)%	(12.28)%	(6.58)%
Ratios to Average Net Assets D
Expenses before expense reductions	.68%	.67%	.68%	.68%	.66%
Expenses net of voluntary waivers, if any	.68%	.67%	.68%	.68%	.66%
Expenses net of all reductions	.66%	.65%	.64%	.64%	.63%
Net investment income (loss)	.35%	.34%	.50%	.77%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,127,616	$ 7,665,424	$ 5,956,028	$ 6,972,615	$ 8,516,464
Portfolio turnover rate	64%	66%	84%	140%	177%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.06	$ 18.04	$ 20.06	$ 23.67	$ 29.10
Income from Investment Operations
Net investment income (loss) C	.06	.05	.08	.14	.15
Net realized and unrealized gain (loss)	3.47	5.04	(1.96)	(3.00)	(1.85)
Total from investment operations	3.53	5.09	(1.88)	(2.86)	(1.70)
Distributions from net investment income	(.06)	(.07)	(.14)	(.15)	(.11)
Distributions from net realized gain	-	-	-	(.60)	(3.62)
Total distributions	(.06)	(.07)	(.14)	(.75)	(3.73)
Redemption fees added to paid in capital C, E	-	-	-	-	-
Net asset value, end of period	$ 26.53	$ 23.06	$ 18.04	$ 20.06	$ 23.67
Total Return A, B	15.34%	28.35%	(9.42)%	(12.36)%	(6.71)%
Ratios to Average Net Assets D
Expenses before expense reductions	.78%	.77%	.78%	.78%	.76%
Expenses net of voluntary waivers, if any	.78%	.77%	.78%	.78%	.76%
Expenses net of all reductions	.76%	.75%	.74%	.74%	.74%
Net investment income (loss)	.25%	.24%	.39%	.67%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,111,969	$ 1,695,467	$ 1,183,683	$ 1,201,105	$ 1,245,222
Portfolio turnover rate	64%	66%	84%	140%	177%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.93	$ 17.95	$ 20.00	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income (loss) E	.02	.02	.05	.10	.10
Net realized and unrealized gain (loss)	3.45	5.02	(1.96)	(2.98)	(.93)
Total from investment operations	3.47	5.04	(1.91)	(2.88)	(.83)
Distributions from net investment income	(.05)	(.06)	(.14)	(.16)	(.11)
Distributions from net realized gain	-	-	-	(.60)	(3.62)
Total distributions	(.05)	(.06)	(.14)	(.76)	(3.73)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 26.35	$ 22.93	$ 17.95	$ 20.00	$ 23.64
Total Return B, C, D	15.16%	28.20%	(9.60)%	(12.47)%	(3.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93%	.93%	.93%	.94%	.92% A
Expenses net of voluntary waivers, if any	.93%	.93%	.93%	.94%	.92% A
Expenses net of all reductions	.91%	.90%	.90%	.90%	.90% A
Net investment income (loss)	.10%	.09%	.24%	.52%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,638,617	$ 910,341	$ 439,157	$ 231,686	$ 81,950
Portfolio turnover rate	64%	66%	84%	140%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.02	.02	.03
Net realized and unrealized gain (loss)	3.44	5.01	(2.57)
Total from investment operations	3.46	5.03	(2.54)
Distributions from net investment income	(.07)	(.08)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 26.29	$ 22.90	$ 17.95
Total Return B, C, D	15.15%	28.18%	(12.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93%	.93%	.96% A
Expenses net of voluntary waivers, if any	.93%	.93%	.96% A
Expenses net of all reductions	.91%	.90%	.92% A
Net investment income (loss)	.10%	.08%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,088	$ 2,705	$ 810
Portfolio turnover rate	64%	66%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Contrafund Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Contrafund Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 3,811,010,524	|
Unrealized depreciation	(61,655,951)
Net unrealized appreciation (depreciation)	3,749,354,573
Undistributed ordinary income	35,699,521
Capital loss carryforward	(704,454,440)

Cost for federal income tax purposes	$ 9,426,485,756

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 33,283,266	$ 35,507,037

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $6,654,101,485 and $6,593,244,973, respectively.

Contrafund Portfolio

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,850,568	|
Service Class 2	3,019,587
Service Class 2R	11,308
	$ 4,881,463

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 5,400,493
Service Class	1,238,671
Service Class 2	835,940
Service Class 2R	3,096
$ 7,478,200

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,680,343 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $329,726 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,417,980 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $53,408.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the fund and otherwise two unaffiliated shareholders were the owners of record of 32% of the total outstanding shares of the fund.

Contrafund Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of Contrafund Portfolio:

We have audited the accompanying statement of assets and liabilities of Contrafund Portfolio (the Fund), a fund of Variable Insurance Products Fund II, including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Contrafund Portfolio as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 10, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1988

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Contrafund. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (46)

Year of Election or Appointment: 2002

Vice President of VIP Contrafund. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

William Danoff (44)

Year of Election or Appointment: 1995

Vice President of VIP Contrafund. Mr. Danoff serves as Vice President of other funds advised by FMR. Mr. Danoff also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of VIP Contrafund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Contrafund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP Contrafund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Contrafund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Contrafund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Contrafund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Contrafund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1995 Assistant Treasurer of VIP Contrafund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Contrafund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Contrafund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Contrafund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Variable Insurance Products: Contrafund Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	2/11/05	2/11/05	$.08	$.01
Service Class	2/11/05	2/11/05	$.06	$.01
Service Class 2	2/11/05	2/11/05	$.04	$.01

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends-received deduction for corporate shareholders:

Initial Class	100%
Service Class	100%
Service Class 2	100%

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	10,633,156,497.88	78.949
Against	2,079,333,933.24	15.439
Abstain	755,879,753.86	5.612
TOTAL	13,468,370,184.98	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	12,653,134,619.02	93.947
Withheld	815,235,565.96	6.053
TOTAL	13,468,370,184.98	100.000
Ralph F. Cox
Affirmative	12,621,475,328.63	93.712
Withheld	846,894,856.35	6.288
TOTAL	13,468,370,184.98	100.000
Laura B. Cronin
Affirmative	12,672,564,623.97	94.091
Withheld	795,805,561.01	5.909
TOTAL	13,468,370,184.98	100.000
Dennis J. Dirks B
Affirmative	12,675,603,318.12	94.114
Withheld	792,766,866.86	5.886
TOTAL	13,468,370,184.98	100.000
Robert M. Gates
Affirmative	12,659,421,698.29	93.994
Withheld	808,948,486.69	6.006
TOTAL	13,468,370,184.98	100.000
George H. Heilmeier
Affirmative	12,643,445,665.25	93.875
Withheld	824,924,519.73	6.125
TOTAL	13,468,370,184.98	100.000
Abigail P. Johnson
Affirmative	12,656,994,867.39	93.976
Withheld	811,375,317.59	6.024
TOTAL	13,468,370,184.98	100.000
Edward C. Johnson 3d
Affirmative	12,611,555,734.60	93.638
Withheld	856,814,450.38	6.362
TOTAL	13,468,370,184.98	100.000
Donald J. Kirk
Affirmative	12,632,695,111.23	93.795
Withheld	835,675,073.75	6.205
TOTAL	13,468,370,184.98	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	12,674,914,386.54	94.109
Withheld	793,455,798.44	5.891
TOTAL	13,468,370,184.98	100.000
Ned C. Lautenbach
Affirmative	12,679,654,480.45	94.144
Withheld	788,715,704.53	5.856
TOTAL	13,468,370,184.98	100.000
Marvin L. Mann
Affirmative	12,631,864,234.33	93.789
Withheld	836,505,950.65	6.211
TOTAL	13,468,370,184.98	100.000
William O. McCoy
Affirmative	12,627,373,668.93	93.756
Withheld	840,996,516.05	6.244
TOTAL	13,468,370,184.98	100.000
Robert L. Reynolds
Affirmative	12,676,011,492.18	94.117
Withheld	792,358,692.80	5.883
TOTAL	13,468,370,184.98	100.000
Cornelia M. Small B
Affirmative	12,673,927,441.76	94.101
Withheld	794,442,743.22	5.899
TOTAL	13,468,370,184.98	100.000
William S. Stavropoulos
Affirmative	12,650,527,834.35	93.928
Withheld	817,842,350.63	6.072
TOTAL	13,468,370,184.98	100.000
PROPOSAL 3
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	5,886,227,662.54	79.495
Against	936,831,415.64	12.652
Abstain	581,452,493.19	7.853
TOTAL	7,404,511,571.37	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCON-ANN-0205
1.540131.107

Fidelity® Variable Insurance Products:

Contrafund Portfolio - Service Class 2R

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	3	How the fund has done over time.
Management's Discussion	4	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments at period end.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	16	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	20	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	24
Trustees and Officers	25
Distributions	30
Proxy Voting Results	31

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Contrafund Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio - Service Class 2R

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Life of Fund A
Fidelity® VIP: Contrafund - Service Class 2RB	15.15%	1.70%	13.94%

A From January 3, 1995

B The initial offering of Service Class 2R shares took place on April 24, 2002. Performance for Service Class 2R shares reflects an asset-based service fee (12b-1 fee). Returns from January 12, 2000 to April 24, 2002 are those of Service Class 2. Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2R returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2R's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Contrafund Portfolio - Service Class 2R on January 3, 1995, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Management's Discussion of Fund Performance

Comments from Will Danoff, Portfolio Manager of Fidelity® Variable Insurance Products: Contrafund Portfolio

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the 12 months ending December 31, 2004, the fund outpaced both the S&P 500® and the LipperSM Variable Annuity Growth Funds Average, which gained 10.36%. Strong individual security selection within both the technology and telecommunication services sectors helped overall performance, as did the fund's continued emphasis on small- and mid-cap stocks, which outperformed their larger counterparts in 2004. At the end of the period, the fund held approximately 36% of its assets in stocks of companies with market capitalizations of less than $10 billion, compared to 12% for the S&P 500. The fund's best individual performers included Internet stalwarts such as Google, Yahoo! and eBay, all of which appreciated more than 65% in 2004. Within telecommunications, the fund's positions in Research In Motion, which makes the BlackBerry portable e-mail device, and America Movil, a leading wireless services provider in Latin America, also fared well. Disappointments included Ireland-based Ryanair, Europe's leading discount airline, which fell in value as the carrier's profits were squeezed by higher oil prices and intense competition. Profit pressures also hurt the fund's positions in Krispy Kreme Doughnuts, semiconductor maker Silicon Laboratories and discount retailer 99 Cents Only Stores.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Contrafund Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Initial Class
Actual	$ 1,000.00	$ 1,086.10	$ 3.62
HypotheticalA	$ 1,000.00	$ 1,021.67	$ 3.51
Service Class
Actual	$ 1,000.00	$ 1,085.50	$ 4.14
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 4.01
Service Class 2
Actual	$ 1,000.00	$ 1,084.80	$ 4.93
HypotheticalA	$ 1,000.00	$ 1,020.41	$ 4.77
Service Class 2R
Actual	$ 1,000.00	$ 1,084.60	$ 4.93
HypotheticalA	$ 1,000.00	$ 1,020.41	$ 4.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.69%
Service Class	.79%
Service Class 2.94%
Service Class 2R	.94%

Annual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
Berkshire Hathaway, Inc. Class A	2.6
3M Co.	2.4
Avon Products, Inc.	2.3
EnCana Corp.	2.2
Yahoo!, Inc.	1.9
11.4
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Information Technology	15.0
Financials	12.6
Industrials	12.2
Health Care	11.3
Consumer Discretionary	11.1
Asset Allocation as of December 31, 2004
% of fund's net assets *
Stocks	90.0%
Bonds	1.6%
Short-Term Investments and Net Other Assets	8.4%

* Foreign investments 25.1%

Contrafund Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.6%
Honda Motor Co. Ltd.	90,200	$ 4,701,224
Toyota Motor Corp.	1,603,700	65,647,461
		70,348,685
Hotels, Restaurants & Leisure - 2.7%
Ambassadors Group, Inc.	364,604	12,983,548
Aristocrat Leisure Ltd.	1,683,867	13,108,703
Boyd Gaming Corp.	388,000	16,160,200
Ctrip.com International Ltd. ADR	55,100	2,535,702
Domino's Pizza, Inc.	353,500	6,292,300
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	203,100	16,605,118
Friendly Ice Cream Corp. (a)	204,600	1,718,640
Gaylord Entertainment Co. (a)	52,827	2,193,905
Great Canadian Gaming Corp. (a)	78,900	2,992,283
Greek Organization of Football Prognostics SA	112,516	3,107,620
Hilton Group PLC	1,795,398	9,802,330
International Game Technology	189,350	6,509,853
Kerzner International Ltd. (a)	175,900	10,562,795
Krispy Kreme Doughnuts, Inc. (a)(d)	312,100	3,932,460
Life Time Fitness, Inc.	125,800	3,255,704
Marriott International, Inc. Class A	169,700	10,687,706
P.F. Chang's China Bistro, Inc. (a)	145,500	8,198,925
Panera Bread Co. Class A (a)(d)	519,296	20,938,015
Penn National Gaming, Inc. (a)	131,431	7,958,147
Pinnacle Entertainment, Inc. (a)	44,800	886,144
Red Robin Gourmet Burgers, Inc. (a)	330,986	17,697,821
Ryan's Restaurant Group, Inc. (a)	282,750	4,360,005
Scientific Games Corp. Class A (a)	116,900	2,786,896
Shuffle Master, Inc. (a)(d)	403,989	19,027,882
Starbucks Corp. (a)	716,800	44,699,648
Station Casinos, Inc.	812,500	44,427,500
The Cheesecake Factory, Inc. (a)	245,436	7,969,307
William Hill PLC	2,355,742	25,497,237
Wynn Resorts Ltd. (a)	392,746	26,282,562
		353,178,956
Household Durables - 1.4%
Black & Decker Corp.	33,600	2,967,888
Blount International, Inc. (a)	421,300	7,339,046
Blyth, Inc.	69,000	2,039,640
Centex Corp.	45,000	2,681,100
D.R. Horton, Inc.	795,277	32,057,616
Desarrolladora Homex SA de CV ADR (d)	112,500	2,660,625
Fortune Brands, Inc.	275,900	21,293,962
Harman International Industries, Inc.	390,700	49,618,900
Hovnanian Enterprises, Inc. Class A (a)	117,900	5,838,408
KB Home	68,300	7,130,520
Leggett & Platt, Inc.	180,100	5,120,243
Mohawk Industries, Inc. (a)	102,600	9,362,250
Pulte Homes, Inc.	6,700	427,460
Ryland Group, Inc.	40,600	2,336,124

	Shares	Value (Note 1)
Sharp Corp.	316,000	$ 5,161,261
Tempur-Pedic International, Inc.	368,300	7,807,960
Toll Brothers, Inc. (a)	235,100	16,130,211
		179,973,214
Internet & Catalog Retail - 1.2%
eBay, Inc. (a)	1,230,900	143,129,052
IAC/InterActiveCorp (a)	349,767	9,660,565
		152,789,617
Media - 1.3%
Central European Media Enterprises Ltd. Class A (a)	65,200	2,541,626
Citadel Broadcasting Corp. (a)	100,500	1,626,090
EchoStar Communications Corp. Class A	67,400	2,240,376
Fox Entertainment Group, Inc. Class A (a)	453,500	14,176,410
Getty Images, Inc. (a)	214,400	14,761,440
Lakes Entertainment, Inc. (a)	163,100	2,656,899
McGraw-Hill Companies, Inc.	8,900	814,706
Omnicom Group, Inc.	27,200	2,293,504
Pixar (a)	474,553	40,626,482
SBS Broadcasting SA (a)	338,400	13,613,832
Sirius Satellite Radio, Inc. (a)(d)	270,100	2,066,265
Spanish Broadcasting System, Inc. Class A (a)	2,682	28,322
Univision Communications, Inc. Class A (a)	163,600	4,788,572
Vivendi Universal SA sponsored ADR (a)	50,400	1,616,328
Walt Disney Co.	180,800	5,026,240
Washington Post Co. Class B	20,100	19,758,702
XM Satellite Radio Holdings, Inc. Class A (a)	1,060,257	39,886,868
		168,522,662
Multiline Retail - 0.4%
99 Cents Only Stores (a)(d)	106,666	1,723,723
JCPenney Co., Inc.	175,900	7,282,260
Neiman Marcus Group, Inc. Class A	218,800	15,652,952
Next PLC	276,200	8,745,687
Nordstrom, Inc.	157,500	7,359,975
Target Corp.	269,700	14,005,521
		54,770,118
Specialty Retail - 2.4%
Advance Auto Parts, Inc. (a)	100,100	4,372,368
bebe Stores, Inc.	101,250	2,731,725
Bed Bath & Beyond, Inc. (a)	767,100	30,553,593
Build-A-Bear Workshop, Inc.	166,000	5,834,900
Chico's FAS, Inc. (a)	742,400	33,801,472
Genesco, Inc. (a)	90,000	2,802,600
Guitar Center, Inc. (a)	161,300	8,498,897
Halfords Group PLC	943,366	5,612,136
Hennes & Mauritz AB (H&M) (B Shares)	379,275	13,211,677
Inditex SA	146,100	4,300,765
Lowe's Companies, Inc.	92,600	5,332,834
New York & Co., Inc.	182,100	3,008,292
Pacific Sunwear of California, Inc. (a)	479,572	10,675,273
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PETCO Animal Supplies, Inc. (a)	693,200	$ 27,367,536
PETsMART, Inc.	999,900	35,526,447
Regis Corp.	141,400	6,525,610
Sherwin-Williams Co.	45,700	2,039,591
Signet Group PLC	2,348,926	4,958,477
Staples, Inc.	1,087,100	36,646,141
The Pantry, Inc. (a)	59,466	1,789,332
TJX Companies, Inc.	1,032,200	25,939,186
Too, Inc. (a)	158,400	3,874,464
United Auto Group, Inc.	52,600	1,556,434
Urban Outfitters, Inc. (a)	667,900	29,654,760
		306,614,510
Textiles, Apparel & Luxury Goods - 1.1%
Burberry Group PLC	3,022,995	23,263,127
Carter's, Inc. (a)	86,000	2,923,140
Coach, Inc. (a)	1,266,324	71,420,674
Delta Woodside Industries, Inc. (a)	22,175	13,970
Fossil, Inc. (a)	220,000	5,640,800
Hartmarx Corp. (a)	80,200	623,154
NIKE, Inc. Class B	116,200	10,538,178
Polo Ralph Lauren Corp. Class A	116,300	4,954,380
Puma AG	38,742	10,631,970
Quiksilver, Inc. (a)	210,000	6,255,900
Wolverine World Wide, Inc.	26,800	842,056
		137,107,349
TOTAL CONSUMER DISCRETIONARY		1,423,305,111
CONSUMER STAPLES - 6.0%
Beverages - 0.1%
Anheuser-Busch Companies, Inc.	105,900	5,372,307
Cott Corp. (a)	20,000	494,667
PepsiCo, Inc.	210,410	10,983,402
		16,850,376
Food & Staples Retailing - 1.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	112,700	3,334,042
CVS Corp.	45,000	2,028,150
Sysco Corp.	2,220,800	84,767,936
Tesco PLC	3,397,590	20,978,567
United Natural Foods, Inc. (a)	332,952	10,354,807
Wal-Mart de Mexico SA de CV Series V	1,349,700	4,638,827
Wal-Mart Stores, Inc.	168,500	8,900,170
Walgreen Co.	67,000	2,570,790
Whole Foods Market, Inc.	449,407	42,850,957
William Morrison Supermarkets PLC	5,674,750	22,542,567
		202,966,813
Food Products - 0.5%
Hershey Foods Corp.	460,700	25,587,278

	Shares	Value (Note 1)
Kellogg Co.	536,100	$ 23,942,226
Wm. Wrigley Jr. Co.	275,400	19,054,926
		68,584,430
Household Products - 0.6%
Colgate-Palmolive Co.	1,441,500	73,747,140
Personal Products - 3.2%
Avon Products, Inc.	7,577,456	293,247,547
Gillette Co.	2,615,600	117,126,568
		410,374,115
TOTAL CONSUMER STAPLES		772,522,874
ENERGY - 9.0%
Energy Equipment & Services - 0.7%
BJ Services Co.	94,000	4,374,760
Noble Corp. (a)	12,200	606,828
Offshore Logistics, Inc. (a)	14,100	457,827
Oil States International, Inc. (a)	146,300	2,822,127
Schlumberger Ltd. (NY Shares)	862,000	57,710,900
Smith International, Inc. (a)	456,575	24,842,246
Superior Energy Services, Inc. (a)	112,600	1,735,166
Tenaris SA sponsored ADR	75,700	3,701,730
		96,251,584
Oil & Gas - 8.3%
Anadarko Petroleum Corp.	84,600	5,482,926
Apache Corp.	783,980	39,645,869
Ashland, Inc.	165,300	9,650,214
Bill Barrett Corp.	57,500	1,839,425
Blackrock Ventures, Inc. (a)	959,200	5,875,100
BP PLC sponsored ADR	2,035,232	118,857,549
Burlington Resources, Inc.	901,380	39,210,030
Chesapeake Energy Corp.	1,336,000	22,044,000
China Petroleum & Chemical Corp. sponsored ADR (d)	524,740	21,509,093
Denbury Resources, Inc. (a)	44,800	1,229,760
EnCana Corp.	5,028,492	286,624,044
Encore Acquisition Co. (a)	278,800	9,732,908
ENI Spa sponsored ADR	67,400	8,481,616
EOG Resources, Inc.	190,700	13,608,352
Exxon Mobil Corp.	1,971,400	101,053,964
Houston Exploration Co. (a)	214,300	12,067,233
Imperial Oil Ltd.	66,800	3,960,683
Marathon Oil Corp.	137,000	5,152,570
McMoRan Exploration Co. (a)(d)	180,800	3,380,960
Murphy Oil Corp.	971,500	78,157,175
Noble Energy, Inc.	122,000	7,522,520
Occidental Petroleum Corp.	416,600	24,312,776
Patina Oil & Gas Corp.	185,300	6,948,750
PetroChina Co. Ltd. sponsored ADR (d)	173,600	9,320,584
PetroKazakhstan, Inc. Class A	182,960	6,789,341
Premcor, Inc.	1,892,826	79,820,472
Quicksilver Resources, Inc. (a)	307,400	11,306,172
Range Resources Corp.	243,300	4,977,918
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Talisman Energy, Inc.	256,610	$ 6,917,778
Teekay Shipping Corp.	67,600	2,846,636
Total SA sponsored ADR	576,900	63,366,696
Unocal Corp. (d)	161,700	6,991,908
Valero Energy Corp.	412,900	18,745,660
Whiting Petroleum Corp. New (a)	133,100	4,026,275
XTO Energy, Inc.	769,425	27,222,257
		1,068,679,214
TOTAL ENERGY		1,164,930,798
FINANCIALS - 12.6%
Capital Markets - 0.4%
Calamos Asset Management, Inc. Class A	64,000	1,728,000
Goldman Sachs Group, Inc.	92,300	9,602,892
Legg Mason, Inc.	119,700	8,769,222
Lehman Brothers Holdings, Inc.	224,100	19,604,268
Merrill Lynch & Co., Inc.	157,700	9,425,729
SEI Investments Co.	39,400	1,652,042
		50,782,153
Commercial Banks - 1.5%
BOK Financial Corp. (a)	50,510	2,462,868
East West Bancorp, Inc.	147,700	6,197,492
Hibernia Corp. Class A	73,913	2,181,173
HSBC Holdings PLC sponsored ADR	260,917	22,214,473
M&T Bank Corp.	510,200	55,019,968
Nara Bancorp, Inc.	45,000	957,150
PrivateBancorp, Inc.	30,600	986,238
Royal Bank of Scotland Group PLC	231,395	7,779,906
Southwest Bancorp of Texas, Inc.	22,600	526,354
Texas Capital Bancshares, Inc. (a)	6,600	142,692
UCBH Holdings, Inc.	166,430	7,625,823
Wachovia Corp.	557,749	29,337,597
Wells Fargo & Co.	780,200	48,489,430
Westcorp	144,320	6,628,618
Wintrust Financial Corp.	105,700	6,020,672
		196,570,454
Consumer Finance - 1.1%
First Marblehead Corp. (a)	109,100	6,136,875
MBNA Corp.	877,900	24,748,001
SLM Corp.	1,960,300	104,660,417
		135,545,293
Diversified Financial Services - 0.6%
Brascan Corp. Class A (ltd. vtg.)	243,900	8,770,238
CapitalSource, Inc. (a)	234,300	6,014,481
Citigroup, Inc.	3,500	168,630

	Shares	Value (Note 1)
KKR Financial Corp. (e)	564,000	$ 5,922,000
Moody's Corp.	674,200	58,554,270
		79,429,619
Insurance - 7.5%
ACE Ltd.	298,800	12,773,700
AFLAC, Inc.	247,500	9,860,400
Allstate Corp.	1,200,900	62,110,548
American International Group, Inc.	2,363,114	155,185,696
Assurant, Inc.	443,500	13,548,925
Berkshire Hathaway, Inc. Class A (a)	3,839	337,448,087
Brit Insurance Holdings PLC	3,985,600	6,023,245
Endurance Specialty Holdings Ltd.	358,100	12,247,020
Everest Re Group Ltd.	863,980	77,378,049
Fidelity National Financial, Inc.	45,100	2,059,717
Genworth Financial, Inc. Class A	90,000	2,430,000
Great-West Lifeco, Inc.	134,000	2,981,500
HCC Insurance Holdings, Inc.	510,700	16,914,384
IPC Holdings Ltd.	160,300	6,974,653
Markel Corp. (a)	29,750	10,829,000
Mercury General Corp.	232,500	13,931,400
MetLife, Inc.	266,600	10,799,966
Montpelier Re Holdings Ltd.	1,449,200	55,721,740
PartnerRe Ltd.	340,200	21,071,988
Progressive Corp.	272,500	23,118,900
RenaissanceRe Holdings Ltd.	767,565	39,974,785
StanCorp Financial Group, Inc.	154,900	12,779,250
USI Holdings Corp. (a)	916,187	10,600,284
W.R. Berkley Corp.	455,150	21,469,426
White Mountains Insurance Group Ltd.	12,300	7,945,800
Willis Group Holdings Ltd.	367,100	15,113,507
		961,291,970
Real Estate - 0.3%
CB Richard Ellis Group, Inc. Class A	429,800	14,419,790
CBL & Associates Properties, Inc.	137,781	10,519,579
Equity Residential (SBI)	192,900	6,979,122
General Growth Properties, Inc.	86,790	3,138,326
Vornado Realty Trust	60,900	4,636,317
Weingarten Realty Investors (SBI)	67,400	2,702,740
		42,395,874
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	278,076	10,291,593
Doral Financial Corp.	483,175	23,796,369
Freddie Mac	33,700	2,483,690
Golden West Financial Corp., Delaware	1,922,400	118,073,808
W Holding Co., Inc.	23,970	549,872
		155,195,332
TOTAL FINANCIALS		1,621,210,695
HEALTH CARE - 11.3%
Biotechnology - 1.8%
Affymetrix, Inc. (a)	38,200	1,396,210
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	479,300	$ 31,926,173
Gen-Probe, Inc. (a)	357,100	16,144,491
Genentech, Inc. (a)	3,263,400	177,659,496
Pharmion Corp. (a)	28,400	1,198,764
Seattle Genetics, Inc. (a)	712,300	4,651,319
		232,976,453
Health Care Equipment & Supplies - 4.1%
Advanced Medical Optics, Inc. (a)	326,200	13,419,868
Advanced Neuromodulation Systems, Inc. (a)	455,550	17,976,003
Alcon, Inc.	890,500	71,774,300
American Medical Systems Holdings, Inc. (a)	225,900	9,444,879
Arrow International, Inc.	14,300	443,157
Aspect Medical Systems, Inc. (a)	105,400	2,578,084
Becton, Dickinson & Co.	90,800	5,157,440
Bio-Rad Laboratories, Inc. Class A (a)	211,100	12,110,807
Boston Scientific Corp. (a)	169,700	6,032,835
C.R. Bard, Inc.	434,400	27,792,912
Cooper Companies, Inc.	191,560	13,522,220
Cytyc Corp. (a)	94,100	2,594,337
DENTSPLY International, Inc.	1,612,862	90,642,844
Edwards Lifesciences Corp. (a)	22,500	928,350
Fisher Scientific International, Inc. (a)	390,847	24,381,036
Foxhollow Technologies, Inc.	8,900	218,851
Given Imaging Ltd. (a)(d)	91,100	3,271,401
Guidant Corp.	33,700	2,429,770
IDEXX Laboratories, Inc. (a)	306,970	16,757,492
Integra LifeSciences Holdings Corp. (a)	217,400	8,028,582
IntraLase Corp.	32,700	767,796
Intuitive Surgical, Inc. (a)	181,700	7,271,634
Kinetic Concepts, Inc.	226,200	17,259,060
Lumenis Ltd. (a)	237	460
Medtronic, Inc.	123,640	6,141,199
Nobel Biocare Holding AG (Switzerland)	44,934	8,123,572
Ocular Sciences, Inc. (a)	136,820	6,705,548
Smith & Nephew PLC	4,548,003	47,080,927
St. Jude Medical, Inc. (a)	1,009,252	42,317,936
Symmetry Medical, Inc.	40,400	850,420
Synthes, Inc.	162,877	18,225,300
Thermo Electron Corp. (a)	78,800	2,378,972
Varian Medical Systems, Inc. (a)	2,300	99,452
Ventana Medical Systems, Inc. (a)	11,200	716,688
Waters Corp. (a)	470,000	21,991,300
Zimmer Holdings, Inc. (a)	279,771	22,415,253
		531,850,685
Health Care Providers & Services - 3.2%
Aetna, Inc.	899,300	112,187,675
American Healthways, Inc. (a)	132,600	4,381,104

	Shares	Value (Note 1)
Caremark Rx, Inc. (a)	62,100	$ 2,448,603
DaVita, Inc. (a)	44,600	1,763,038
eResearchTechnology, Inc. (a)	218,224	3,458,850
IDX Systems Corp. (a)	11,000	379,060
Merge Technologies, Inc. (a)	350,000	7,787,500
Molina Healthcare, Inc. (a)	49,460	2,293,955
Patterson Companies, Inc. (a)	3,608,004	156,551,294
Pharmaceutical Product Development, Inc. (a)	67,800	2,799,462
UnitedHealth Group, Inc.	1,243,310	109,448,579
VCA Antech, Inc. (a)	231,000	4,527,600
WellChoice, Inc. (a)	11,800	630,120
WellPoint, Inc. (a)	22,300	2,564,500
		411,221,340
Pharmaceuticals - 2.2%
Atherogenics, Inc. (a)	67,400	1,587,944
Connetics Corp. (a)	87,100	2,115,659
Cypress Bioscience, Inc. (a)	226,000	3,177,560
Elan Corp. PLC sponsored ADR (a)	577,000	15,723,250
Johnson & Johnson	492,150	31,212,153
Kos Pharmaceuticals, Inc. (a)	150,800	5,676,112
Merck KGaA	28,908	1,985,071
Novartis AG sponsored ADR	709,000	35,832,860
Novo Nordisk AS Series B	1,298,974	70,841,066
Pfizer, Inc.	265	7,126
Roche Holding AG (participation certificate)	701,730	80,183,638
Schering-Plough Corp.	1,404,000	29,315,520
Teva Pharmaceutical Industries Ltd. sponsored ADR	91,200	2,723,232
		280,381,191
TOTAL HEALTH CARE		1,456,429,669
INDUSTRIALS - 12.1%
Aerospace & Defense - 1.1%
L-3 Communications Holdings, Inc.	155,700	11,403,468
Lockheed Martin Corp.	1,784,635	99,136,474
Precision Castparts Corp.	230,886	15,164,592
SI International, Inc. (a)	118,300	3,638,908
United Technologies Corp.	86,900	8,981,115
		138,324,557
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	1,162,280	64,529,786
CNF, Inc.	47,500	2,379,750
EGL, Inc. (a)	248,200	7,418,698
Expeditors International of Washington, Inc.	48,900	2,732,532
Ryder System, Inc.	45,200	2,159,204
United Parcel Service, Inc. Class B	955,600	81,665,576
UTI Worldwide, Inc.	16,900	1,149,538
		162,035,084
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.8%
JetBlue Airways Corp. (a)	1,108,643	$ 25,742,690
Ryanair Holdings PLC sponsored ADR (a)(d)	1,533,751	62,500,353
Southwest Airlines Co.	846,217	13,776,413
		102,019,456
Building Products - 0.3%
Lennox International, Inc.	212,500	4,324,375
Masco Corp.	837,000	30,575,610
Trex Co., Inc. (a)	53,000	2,779,320
		37,679,305
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	26,300	518,636
Apollo Group, Inc. Class A (a)	72	5,811
Aramark Corp. Class B	917,050	24,310,996
Corporate Executive Board Co.	62,100	4,156,974
Educate, Inc.	267,600	3,543,024
Jackson Hewitt Tax Service, Inc.	55,400	1,398,850
Laureate Education, Inc. (a)	175,100	7,720,159
Navigant Consulting, Inc. (a)	58,100	1,545,460
R.R. Donnelley & Sons Co.	316,100	11,155,169
Resources Connection, Inc. (a)	294,000	15,967,140
Robert Half International, Inc.	430,200	12,660,786
		82,983,005
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	239,620	11,451,440
Paul Y-ITC Construction Holdings Ltd.	6,732,000	1,706,211
		13,157,651
Electrical Equipment - 0.5%
AMETEK, Inc.	73,900	2,636,013
Cooper Industries Ltd. Class A	759,500	51,562,455
Energy Conversion Devices, Inc. (a)	67,900	1,311,828
Roper Industries, Inc.	94,900	5,767,073
Ultralife Batteries, Inc. (a)	306,920	5,969,594
		67,246,963
Industrial Conglomerates - 2.8%
3M Co.	3,794,320	311,399,842
Carlisle Companies, Inc.	55,700	3,616,044
Hutchison Whampoa Ltd.	1,823,000	17,062,481
Siemens AG sponsored ADR	157,600	13,343,992
Tyco International Ltd.	465,500	16,636,970
		362,059,329
Machinery - 3.6%
A.S.V., Inc. (a)	93,064	4,457,766
Bucyrus International, Inc. Class A	238,300	9,684,512
Caterpillar, Inc.	201,400	19,638,514
Cummins, Inc.	423,000	35,443,170
CUNO, Inc. (a)	45,100	2,678,940
Danaher Corp. (d)	2,807,760	161,193,502

	Shares	Value (Note 1)
Deere & Co.	144,600	$ 10,758,240
Eaton Corp.	100,300	7,257,708
ESCO Technologies, Inc. (a)	45,100	3,456,915
Gardner Denver, Inc. (a)	34,500	1,252,005
Harsco Corp.	65,700	3,662,118
IDEX Corp.	124,500	5,042,250
Illinois Tool Works, Inc.	39,900	3,697,932
Ingersoll-Rand Co. Ltd. Class A	134,000	10,760,200
ITT Industries, Inc.	28,000	2,364,600
Joy Global, Inc.	381,935	16,587,437
Oshkosh Truck Co.	78,000	5,333,640
PACCAR, Inc.	1,209,244	97,319,957
Pall Corp.	88,400	2,559,180
Parker Hannifin Corp.	189,900	14,383,026
Pentair, Inc.	64,800	2,822,688
Timken Co.	52,200	1,358,244
Volvo AB ADR	889,100	35,252,815
		456,965,359
Marine - 0.0%
Alexander & Baldwin, Inc.	59,199	2,511,222
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	360,400	17,050,524
Canadian National Railway Co.	378,600	23,053,585
Heartland Express, Inc.	571,226	12,835,448
Knight Transportation, Inc.	306,520	7,601,696
Laidlaw International, Inc. (a)	96,600	2,067,240
Landstar System, Inc. (a)	282,812	20,826,276
Norfolk Southern Corp.	67,500	2,442,825
Yellow Roadway Corp. (a)(d)	251,687	14,021,483
		99,899,077
Trading Companies & Distributors - 0.2%
Fastenal Co.	228,112	14,042,575
MSC Industrial Direct Co., Inc. Class A	387,900	13,956,642
		27,999,217
Transportation Infrastructure - 0.0%
International Shipping Enterprises, Inc. unit	674,400	4,451,040
TOTAL INDUSTRIALS		1,557,331,265
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 2.7%
Carrier Access Corp. (a)	55,000	587,400
Comverse Technology, Inc. (a)	474,900	11,611,305
Ditech Communications Corp. (a)	521,800	7,800,910
Finisar Corp. (a)	185,600	423,168
Harris Corp.	518,000	32,007,220
Juniper Networks, Inc. (a)	575,305	15,642,543
Lucent Technologies, Inc. warrants 12/10/07 (a)	24,604	38,874
Motorola, Inc.	637,065	10,957,518
Plantronics, Inc.	245,600	10,185,032
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	2,658,700	$ 112,728,880
Research In Motion Ltd. (a)	1,239,700	102,047,972
Scientific-Atlanta, Inc.	233,900	7,721,039
Telefonaktiebolaget LM Ericsson ADR (a)	1,050,609	33,083,677
		344,835,538
Computers & Peripherals - 0.9%
Apple Computer, Inc. (a)	546,400	35,188,160
Avid Technology, Inc. (a)	43,300	2,673,775
Dell, Inc. (a)	1,263,800	53,256,532
NCR Corp. (a)	173,100	11,983,713
Network Appliance, Inc. (a)	156,200	5,188,964
Novatel Wireless, Inc.	223,100	4,323,678
Storage Technology Corp. (a)	16,400	518,404
Synaptics, Inc. (a)	98,336	3,007,115
		116,140,341
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A (a)	457,900	16,823,246
Cogent, Inc.	262,309	8,656,197
Dionex Corp. (a)	33,100	1,875,777
FARO Technologies, Inc. (a)	65,532	2,043,288
FLIR Systems, Inc. (a)	816,000	52,052,640
Hon Hai Precision Industries Co. Ltd.	2,885,000	13,340,516
National Instruments Corp.	246,457	6,715,953
Symbol Technologies, Inc.	102,100	1,766,330
Trimble Navigation Ltd. (a)	82,700	2,732,408
		106,006,355
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	1,401,383	18,260,020
Digital River, Inc. (a)	254,104	10,573,267
Google, Inc. Class A	383,343	74,023,533
Housevalues, Inc.	25,100	377,002
InfoSpace, Inc. (a)	134,985	6,418,537
Sina Corp. (a)	114,200	3,661,252
VeriSign, Inc. (a)	84,400	2,829,088
WebEx Communications, Inc. (a)	56,900	1,353,082
Websense, Inc. (a)	204,583	10,376,450
Yahoo!, Inc. (a)	6,539,696	246,415,745
		374,287,976
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	32,600	1,962,194
Alliance Data Systems Corp. (a)	1,061,300	50,390,524
Anteon International Corp. (a)	554,200	23,198,812
Cognizant Technology Solutions Corp. Class A (a)	1,508,896	63,871,568
First Data Corp.	130,000	5,530,200
Global Payments, Inc.	45,200	2,646,008
Infosys Technologies Ltd. sponsored ADR (d)	1,011,600	70,113,996

	Shares	Value (Note 1)
Iron Mountain, Inc. (a)	410,900	$ 12,528,341
Kanbay International, Inc.	144,300	4,516,590
SRA International, Inc. Class A (a)	472,800	30,353,760
		265,111,993
Office Electronics - 0.2%
Canon, Inc.	91,500	4,964,790
Xerox Corp. (a)	723,549	12,307,568
Zebra Technologies Corp. Class A (a)	227,970	12,830,152
		30,102,510
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	546,100	12,025,122
Analog Devices, Inc.	1,338,100	49,402,652
ATI Technologies, Inc. (a)	343,100	6,650,422
Cree, Inc. (a)	515,700	20,669,256
FormFactor, Inc. (a)	83,700	2,271,618
Freescale Semiconductor, Inc. Class B	85,810	1,575,472
International Rectifier Corp. (a)	770,900	34,359,013
Lam Research Corp. (a)	42,900	1,240,239
Linear Technology Corp.	101,100	3,918,636
Marvell Technology Group Ltd. (a)	4,508,800	159,927,136
Samsung Electronics Co. Ltd.	335,500	146,003,443
Sigmatel, Inc. (a)	136,400	4,846,292
Silicon Image, Inc. (a)	530,500	8,732,030
Silicon Laboratories, Inc. (a)	386,226	13,637,640
Tessera Technologies, Inc. (a)	364,500	13,563,045
Volterra Semiconductor Corp. (d)	105,800	2,343,999
		481,166,015
Software - 1.7%
Activision, Inc. (a)	335,399	6,768,352
Adobe Systems, Inc.	648,589	40,692,474
Altiris, Inc. (a)	761,839	26,991,956
Autodesk, Inc.	711,500	27,001,425
Cadence Design Systems, Inc. (a)	83,400	1,151,754
Cognos, Inc. (a)	285,300	12,557,955
Computer Associates International, Inc.	4,831	150,051
Kronos, Inc. (a)	75,692	3,870,132
Macrovision Corp. (a)	96,300	2,476,836
Microsoft Corp.	334,600	8,937,166
NAVTEQ Corp.	235,000	10,894,600
Quality Systems, Inc. (a)	51,193	3,061,341
Quest Software, Inc. (a)	67,400	1,075,030
Red Hat, Inc. (a)	179,167	2,391,879
SAP AG sponsored ADR	107,500	4,752,575
Sonic Solutions, Inc. (a)(d)	512,799	11,507,210
Symantec Corp. (a)	1,809,998	46,625,548
Take-Two Interactive Software, Inc. (a)	100,000	3,479,000
THQ, Inc. (a)	78,200	1,793,908
TIBCO Software, Inc. (a)	252,205	3,364,415
		219,543,607
TOTAL INFORMATION TECHNOLOGY		1,937,194,335
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 8.0%
Chemicals - 1.4%
Agrium, Inc.	112,500	$ 1,898,438
Bayer AG	135,300	4,597,494
Dow Chemical Co.	270,200	13,377,602
Ecolab, Inc.	1,696,800	59,608,584
Headwaters, Inc. (a)	124,800	3,556,800
Methanex Corp.	378,200	6,905,302
Monsanto Co.	90,100	5,005,055
Nalco Holding Co.	396,800	7,745,536
NOVA Chemicals Corp.	473,900	22,391,775
Potash Corp. of Saskatchewan	622,700	51,761,938
Westlake Chemical Corp.	56,400	1,883,760
		178,732,284
Construction Materials - 0.2%
Eagle Materials, Inc.	101,700	8,781,795
Eagle Materials, Inc. Class B	7,000	590,100
Lafarge North America, Inc.	45,309	2,325,258
Rinker Group Ltd.	685,302	5,710,320
Texas Industries, Inc.	65,700	4,098,366
Vulcan Materials Co.	43,500	2,375,535
		23,881,374
Containers & Packaging - 0.2%
Ball Corp.	152,756	6,718,209
Owens-Illinois, Inc. (a)	952,100	21,565,065
Peak International Ltd. (a)	200,000	818,800
		29,102,074
Metals & Mining - 6.2%
Aber Diamond Corp.	611,150	21,619,432
Agnico-Eagle Mines Ltd.	369,600	5,088,160
Alumina Ltd.	1,152,300	5,355,264
Anglo American PLC ADR (d)	1,343,472	31,961,199
Apex Silver Mines Ltd. (a)	550,100	9,450,718
BHP Billiton Ltd. sponsored ADR	1,363,000	32,739,260
Caemi Mineracao E Metalurgia SA (PN) (a)	5,132,000	4,405,482
Carpenter Technology Corp.	212,100	12,399,366
Cleveland-Cliffs, Inc.	48,400	5,026,824
Companhia Vale do Rio Doce sponsored ADR	961,000	27,878,610
Compania de Minas Buenaventura SA sponsored ADR	881,800	20,193,220
Compass Minerals International, Inc.	223,500	5,415,405
Dofasco, Inc.	195,500	7,396,417
Eldorado Gold Corp. (a)	1,772,700	5,244,238
Falconbridge Ltd.	90,400	2,342,867
First Quantum Minerals Ltd. (a)	324,600	5,044,825
Fording Canadian Coal Trust (d)	16,900	1,305,103
Fortescue Metals Group Ltd. (a)(d)	304,600	643,461
Freeport-McMoRan Copper & Gold, Inc. Class B	839,734	32,103,031
Gabriel Resources Ltd. (a)	2,171,800	2,823,340

	Shares	Value (Note 1)
Gerdau SA sponsored ADR	173,200	$ 3,117,600
Glamis Gold Ltd. (a)(d)	2,463,000	42,199,400
Goldcorp, Inc.	3,809,466	57,332,463
Inco Ltd. (a)	67,800	2,486,000
International Steel Group, Inc.	395,600	16,045,536
IPSCO, Inc.	757,400	36,172,162
Ivanhoe Mines Ltd. (a)	933,000	6,725,375
Lionore Mining International Ltd. (a)	1,329,000	7,597,450
Meridian Gold, Inc. (a)	304,600	5,772,170
Mittal Steel Co. NV Class A (NY Shares) (a)	156,000	6,029,400
Newcrest Mining Ltd.	791,800	10,810,350
Newmont Mining Corp.	2,872,651	127,574,431
Novagold Resources, Inc. (a)	778,300	6,064,254
Nucor Corp.	906,900	47,467,146
Peabody Energy Corp.	210,800	17,055,828
Phelps Dodge Corp.	77,900	7,705,868
Placer Dome, Inc.	1,054,900	19,849,702
POSCO sponsored ADR (d)	677,000	30,146,810
Quanex Corp.	36,000	2,468,520
Rio Tinto PLC (Reg.)	2,049,269	61,073,339
Southern African Resources PLC (a)	8,549,418	6,234,569
Steel Dynamics, Inc.	108,314	4,102,934
Teck Cominco Ltd. Class B (sub. vtg.)	212,200	6,528,687
United States Steel Corp.	342,300	17,542,875
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	56,200	1,139,235
Wheaton River Minerals Ltd. (a)	905,300	2,942,225
Xstrata PLC	472,400	8,449,132
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)	1,548,000	2,210,632
		801,280,315
Paper & Forest Products - 0.0%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	35,600	576,720
TOTAL MATERIALS		1,033,572,767
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.1%
Citizens Communications Co.	611,300	8,429,827
PT Indosat Tbk	3,790,000	2,350,866
PT Indosat Tbk sponsored ADR	126,600	3,947,388
PT Telkomunikasi Indonesia Tbk sponsored ADR	54,600	1,147,692
		15,875,773
Wireless Telecommunication Services - 4.2%
Alamosa Holdings, Inc. (a)	176,600	2,202,202
America Movil SA de CV sponsored ADR	2,209,800	115,683,030
KDDI Corp.	1,548	8,342,244
Millicom International Cellular SA (a)	62,200	1,413,806
mmO2 PLC (a)	898,900	2,117,479
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Mobile TeleSystems OJSC sponsored ADR (d)	71,200	$ 9,861,912
MTN Group Ltd.	447,300	3,434,635
Nextel Communications, Inc. Class A (a)	4,985,700	149,571,000
Nextel Partners, Inc. Class A (a)	2,508,400	49,014,136
NII Holdings, Inc. (a)	1,002,853	47,585,375
Telefonica Moviles SA sponsored ADR	193,400	2,458,114
Telesystem International Wireless, Inc. (a)	1,197,700	13,424,221
Turkcell Iletisim Hizmet AS sponsored ADR	229,800	4,159,380
Vimpel Communications sponsored ADR (a)	1,135,700	41,044,198
Vodafone Group PLC sponsored ADR	2,807,800	76,877,564
Western Wireless Corp. Class A (a)	299,500	8,775,350
		535,964,646
TOTAL TELECOMMUNICATION SERVICES		551,840,419
UTILITIES - 0.6%
Electric Utilities - 0.4%
Entergy Corp.	180,900	12,227,031
Exelon Corp.	242,300	10,678,161
PG&E Corp. (a)	417,100	13,881,088
TXU Corp.	133,100	8,592,936
		45,379,216
Gas Utilities - 0.0%
Southern Union Co. (a)	236,445	5,669,951
Multi-Utilities & Unregulated Power - 0.2%
AES Corp. (a)	406,800	5,560,956
Dominion Resources, Inc.	36,600	2,479,284
Duke Energy Corp.	236,700	5,995,611
NRG Energy, Inc. (a)	208,200	7,505,610
		21,541,461
TOTAL UTILITIES		72,590,628
TOTAL COMMON STOCKS (Cost $7,826,577,138)		11,590,928,561
Corporate Bonds - 0.1%
		Principal Amount
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23		$ 3,140,000	5,282,108

		Principal Amount	Value (Note 1)
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05		$ 2,280,000	$ 2,280,000
TOTAL CONVERTIBLE BONDS			7,562,108
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cable & Wireless International Finance 8.625% 3/25/19	GBP	1,160,000	2,487,665
TOTAL CORPORATE BONDS (Cost $9,206,213)			10,049,773
U.S. Treasury Obligations - 1.5%

U.S. Treasury Bills, yield at date of purchase 1.7% 1/13/05		500,000	499,756
U.S. Treasury Notes:
4.25% 8/15/13		55,175,000	55,610,386
4.25% 11/15/13		55,850,000	56,201,241
4.25% 8/15/14		22,500,000	22,550,108
4.75% 5/15/14		52,600,000	54,814,933
TOTAL U.S. TREASURY OBLIGATIONS (Cost $185,540,348)			189,676,424
Money Market Funds - 10.7%
	Shares
Fidelity Cash Central Fund, 2.24% (b)	1,097,199,284	1,097,199,284
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	287,986,287	287,986,287
TOTAL MONEY MARKET FUNDS (Cost $1,385,185,571)		1,385,185,571
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $9,406,509,270)		13,175,840,329
NET OTHER ASSETS - (2.3)%		(290,550,456)
NET ASSETS - 100%		$ 12,885,289,873
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,922,000 or 0% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	74.9%
Canada	6.4%
United Kingdom	4.3%
Bermuda	3.6%
Switzerland	1.6%
Korea (South)	1.3%
Others (individually less than 1%)	7.9%
100.0%
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $704,454,000 of which $40,895,000 and $663,559,000 will expire on December 31, 2009 and 2010, respectively.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (including securities loaned of $280,743,709) (cost $9,406,509,270) - See accompanying schedule		$ 13,175,840,329
Foreign currency held at value (cost $3,367,791)		3,382,765
Receivable for investments sold		18,602,752
Receivable for fund shares sold		4,359,470
Dividends receivable		10,377,567
Interest receivable		4,062,015
Prepaid expenses		43,240
Other affiliated receivables		14,513
Other receivables		954,425
Total assets		13,217,637,076
Liabilities
Payable to custodian bank	$ 214,158
Payable for investments purchased	24,932,646
Payable for fund shares redeemed	10,394,915
Accrued management fee	6,037,675
Distribution fees payable	504,757
Other affiliated payables	920,048
Other payables and accrued expenses	1,356,717
Collateral on securities loaned, at value	287,986,287
Total liabilities		332,347,203
Net Assets		$ 12,885,289,873
Net Assets consist of:
Paid in capital		$ 9,804,776,776
Undistributed net investment income		30,613,930
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(719,494,071)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,769,393,238
Net Assets		$ 12,885,289,873
Initial Class: Net Asset Value, offering price and redemption price per share ($9,127,615,529 ÷ 342,907,819 shares)		$ 26.62
Service Class: Net Asset Value, offering price and redemption price per share ($2,111,968,890 ÷ 79,600,881 shares)		$ 26.53
Service Class 2: Net Asset Value, offering price and redemption price per share ($1,638,617,401 ÷62,190,060 shares)		$ 26.35
Service Class 2R: Net Asset Value, offering price and redemption price per share ($7,088,053 ÷ 269,583 shares)		$ 26.29

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends		$ 91,348,934
Interest		19,310,973
Security lending		2,018,912
Total income		112,678,819

Expenses
Management fee	$ 64,250,053
Transfer agent fees	7,478,200
Distribution fees	4,881,463
Accounting and security lending fees	1,462,803
Non-interested trustees' compensation	60,631
Appreciation in deferred trustee compensation account	6,782
Custodian fees and expenses	744,204
Registration fees	18,266
Audit	88,634
Legal	29,125
Miscellaneous	1,675,041
Total expenses before reductions	80,695,202
Expense reductions	(2,471,388)	78,223,814
Net investment income (loss)		34,455,005
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	555,405,871
Foreign currency transactions	153,799
Futures contracts	608,071
Total net realized gain (loss)		556,167,741
Change in net unrealized appreciation (depreciation) on: Investment securities	1,080,157,253
Assets and liabilities in foreign currencies	(392,470)
Futures contracts	(739,135)
Total change in net unrealized appreciation (depreciation)		1,079,025,648
Net gain (loss)		1,635,193,389
Net increase (decrease) in net assets resulting from operations		$ 1,669,648,394

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,455,005	$ 25,801,059
Net realized gain (loss)	556,167,741	98,601,973
Change in net unrealized appreciation (depreciation)	1,079,025,648	2,069,862,306
Net increase (decrease) in net assets resulting from operations	1,669,648,394	2,194,265,338
Distributions to shareholders from net investment income	(33,283,266)	(35,507,037)
Share transactions - net increase (decrease)	974,982,321	535,497,703
Redemption fees	5,434	3,718
Total increase (decrease) in net assets	2,611,352,883	2,694,259,722

Net Assets
Beginning of period	10,273,936,990	7,579,677,268
End of period (including undistributed net investment income of $30,613,930 and undistributed net investment income of $23,673,410, respectively)	$ 12,885,289,873	$ 10,273,936,990
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	39,676,965	15,203,443	27,599,342	256,799
Reinvested	1,123,479	189,967	89,389	356
Redeemed	(29,262,778)	(9,311,680)	(5,203,844)	(105,684)
Net increase (decrease)	11,537,666	6,081,730	22,484,887	151,471

Dollars Sold	$ 959,621,838	$ 366,229,990	$ 660,559,920	$ 6,150,098
Reinvested	26,671,383	4,498,414	2,105,112	8,357
Redeemed	(701,529,337)	(223,414,420)	(123,399,434)	(2,519,600)
Net increase (decrease)	$ 284,763,884	$ 147,313,984	$ 539,265,598	$ 3,638,855

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	43,575,507	16,391,007	21,425,743	119,703
Reinvested	1,718,846	269,021	92,062	161
Redeemed	(43,003,502)	(8,751,544)	(6,273,261)	(46,848)
Net increase (decrease)	2,290,851	7,908,484	15,244,544	73,016

Dollars Sold	$ 877,441,120	$ 326,586,457	$ 422,566,799	$ 2,529,458
Reinvested	29,357,892	4,584,117	1,562,295	2,733
Redeemed	(837,322,380)	(169,383,155)	(121,521,459)	(906,174)
Net increase (decrease)	$ 69,476,632	$ 161,787,419	$ 302,607,635	$ 1,626,017

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 26,671,383	$ 4,498,414	$ 2,105,112	$ 8,357
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 29,357,892	$ 4,584,117	$ 1,562,295	$ 2,733

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.13	$ 18.10	$ 20.13	$ 23.75	$ 29.15
Income from Investment Operations
Net investment income (loss) C	.08	.07	.10	.16	.17
Net realized and unrealized gain (loss)	3.49	5.05	(1.97)	(3.01)	(1.84)
Total from investment operations	3.57	5.12	(1.87)	(2.85)	(1.67)
Distributions from net investment income	(.08)	(.09)	(.16)	(.17)	(.11)
Distributions from net realized gain	-	-	-	(.60)	(3.62)
Total distributions	(.08)	(.09)	(.16)	(.77)	(3.73)
Redemption fees added to paid in capital C, E	-	-	-	-	-
Net asset value, end of period	$ 26.62	$ 23.13	$ 18.10	$ 20.13	$ 23.75
Total Return A, B	15.48%	28.46%	(9.35)%	(12.28)%	(6.58)%
Ratios to Average Net Assets D
Expenses before expense reductions	.68%	.67%	.68%	.68%	.66%
Expenses net of voluntary waivers, if any	.68%	.67%	.68%	.68%	.66%
Expenses net of all reductions	.66%	.65%	.64%	.64%	.63%
Net investment income (loss)	.35%	.34%	.50%	.77%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,127,616	$ 7,665,424	$ 5,956,028	$ 6,972,615	$ 8,516,464
Portfolio turnover rate	64%	66%	84%	140%	177%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.06	$ 18.04	$ 20.06	$ 23.67	$ 29.10
Income from Investment Operations
Net investment income (loss) C	.06	.05	.08	.14	.15
Net realized and unrealized gain (loss)	3.47	5.04	(1.96)	(3.00)	(1.85)
Total from investment operations	3.53	5.09	(1.88)	(2.86)	(1.70)
Distributions from net investment income	(.06)	(.07)	(.14)	(.15)	(.11)
Distributions from net realized gain	-	-	-	(.60)	(3.62)
Total distributions	(.06)	(.07)	(.14)	(.75)	(3.73)
Redemption fees added to paid in capital C, E	-	-	-	-	-
Net asset value, end of period	$ 26.53	$ 23.06	$ 18.04	$ 20.06	$ 23.67
Total Return A, B	15.34%	28.35%	(9.42)%	(12.36)%	(6.71)%
Ratios to Average Net Assets D
Expenses before expense reductions	.78%	.77%	.78%	.78%	.76%
Expenses net of voluntary waivers, if any	.78%	.77%	.78%	.78%	.76%
Expenses net of all reductions	.76%	.75%	.74%	.74%	.74%
Net investment income (loss)	.25%	.24%	.39%	.67%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,111,969	$ 1,695,467	$ 1,183,683	$ 1,201,105	$ 1,245,222
Portfolio turnover rate	64%	66%	84%	140%	177%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.93	$ 17.95	$ 20.00	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income (loss) E	.02	.02	.05	.10	.10
Net realized and unrealized gain (loss)	3.45	5.02	(1.96)	(2.98)	(.93)
Total from investment operations	3.47	5.04	(1.91)	(2.88)	(.83)
Distributions from net investment income	(.05)	(.06)	(.14)	(.16)	(.11)
Distributions from net realized gain	-	-	-	(.60)	(3.62)
Total distributions	(.05)	(.06)	(.14)	(.76)	(3.73)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 26.35	$ 22.93	$ 17.95	$ 20.00	$ 23.64
Total Return B, C, D	15.16%	28.20%	(9.60)%	(12.47)%	(3.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93%	.93%	.93%	.94%	.92% A
Expenses net of voluntary waivers, if any	.93%	.93%	.93%	.94%	.92% A
Expenses net of all reductions	.91%	.90%	.90%	.90%	.90% A
Net investment income (loss)	.10%	.09%	.24%	.52%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,638,617	$ 910,341	$ 439,157	$ 231,686	$ 81,950
Portfolio turnover rate	64%	66%	84%	140%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.02	.02	.03
Net realized and unrealized gain (loss)	3.44	5.01	(2.57)
Total from investment operations	3.46	5.03	(2.54)
Distributions from net investment income	(.07)	(.08)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 26.29	$ 22.90	$ 17.95
Total Return B, C, D	15.15%	28.18%	(12.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93%	.93%	.96% A
Expenses net of voluntary waivers, if any	.93%	.93%	.96% A
Expenses net of all reductions	.91%	.90%	.92% A
Net investment income (loss)	.10%	.08%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,088	$ 2,705	$ 810
Portfolio turnover rate	64%	66%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Contrafund Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Contrafund Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Contrafund Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 3,811,010,524	|
Unrealized depreciation	(61,655,951)
Net unrealized appreciation (depreciation)	3,749,354,573
Undistributed ordinary income	35,699,521
Capital loss carryforward	(704,454,440)

Cost for federal income tax purposes	$ 9,426,485,756

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 33,283,266	$ 35,507,037

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $6,654,101,485 and $6,593,244,973, respectively.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,850,568	|
Service Class 2	3,019,587
Service Class 2R	11,308
	$ 4,881,463

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 5,400,493
Service Class	1,238,671
Service Class 2	835,940
Service Class 2R	3,096
$ 7,478,200

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,680,343 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $329,726 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Contrafund Portfolio

Notes to Financial Statements - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,417,980 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $53,408.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the fund and otherwise two unaffiliated shareholders were the owners of record of 32% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of Contrafund Portfolio:

We have audited the accompanying statement of assets and liabilities of Contrafund Portfolio (the Fund), a fund of Variable Insurance Products Fund II, including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Contrafund Portfolio as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 10, 2005

Contrafund Portfolio

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1988

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Contrafund. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (46)

Year of Election or Appointment: 2002

Vice President of VIP Contrafund. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

William Danoff (44)

Year of Election or Appointment: 1995

Vice President of VIP Contrafund. Mr. Danoff serves as Vice President of other funds advised by FMR. Mr. Danoff also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of VIP Contrafund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Contrafund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP Contrafund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Contrafund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Contrafund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Contrafund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Contrafund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1995 Assistant Treasurer of VIP Contrafund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Contrafund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Contrafund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Contrafund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Variable Insurance Products: Contrafund Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Service Class 2R	2/11/05	2/11/05	$.05	$.01

A percentage of the dividends distributed during the fiscal year for the following class qualifies for the dividends-received deduction for corporate shareholders:

Service Class 2R	100%

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Contrafund Portfolio

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	10,633,156,497.88	78.949
Against	2,079,333,933.24	15.439
Abstain	755,879,753.86	5.612
TOTAL	13,468,370,184.98	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	12,653,134,619.02	93.947
Withheld	815,235,565.96	6.053
TOTAL	13,468,370,184.98	100.000
Ralph F. Cox
Affirmative	12,621,475,328.63	93.712
Withheld	846,894,856.35	6.288
TOTAL	13,468,370,184.98	100.000
Laura B. Cronin
Affirmative	12,672,564,623.97	94.091
Withheld	795,805,561.01	5.909
TOTAL	13,468,370,184.98	100.000
Dennis J. Dirks B
Affirmative	12,675,603,318.12	94.114
Withheld	792,766,866.86	5.886
TOTAL	13,468,370,184.98	100.000
Robert M. Gates
Affirmative	12,659,421,698.29	93.994
Withheld	808,948,486.69	6.006
TOTAL	13,468,370,184.98	100.000
George H. Heilmeier
Affirmative	12,643,445,665.25	93.875
Withheld	824,924,519.73	6.125
TOTAL	13,468,370,184.98	100.000
Abigail P. Johnson
Affirmative	12,656,994,867.39	93.976
Withheld	811,375,317.59	6.024
TOTAL	13,468,370,184.98	100.000
Edward C. Johnson 3d
Affirmative	12,611,555,734.60	93.638
Withheld	856,814,450.38	6.362
TOTAL	13,468,370,184.98	100.000
Donald J. Kirk
Affirmative	12,632,695,111.23	93.795
Withheld	835,675,073.75	6.205
TOTAL	13,468,370,184.98	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	12,674,914,386.54	94.109
Withheld	793,455,798.44	5.891
TOTAL	13,468,370,184.98	100.000
Ned C. Lautenbach
Affirmative	12,679,654,480.45	94.144
Withheld	788,715,704.53	5.856
TOTAL	13,468,370,184.98	100.000
Marvin L. Mann
Affirmative	12,631,864,234.33	93.789
Withheld	836,505,950.65	6.211
TOTAL	13,468,370,184.98	100.000
William O. McCoy
Affirmative	12,627,373,668.93	93.756
Withheld	840,996,516.05	6.244
TOTAL	13,468,370,184.98	100.000
Robert L. Reynolds
Affirmative	12,676,011,492.18	94.117
Withheld	792,358,692.80	5.883
TOTAL	13,468,370,184.98	100.000
Cornelia M. Small B
Affirmative	12,673,927,441.76	94.101
Withheld	794,442,743.22	5.899
TOTAL	13,468,370,184.98	100.000
William S. Stavropoulos
Affirmative	12,650,527,834.35	93.928
Withheld	817,842,350.63	6.072
TOTAL	13,468,370,184.98	100.000
PROPOSAL 3
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	5,886,227,662.54	79.495
Against	936,831,415.64	12.652
Abstain	581,452,493.19	7.853
TOTAL	7,404,511,571.37	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCONR-ANN-0205
1.811844.100

Item 2. Code of Ethics

As of the end of the period, December 31, 2004, Variable Insurance Products II: Contrafund Portfolio has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of VIP Insurance Products II: Contrafund Portfolio has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the funds of Variable Insurance Products II (the trust): Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Index 500 Portfolio, and Investment Grade Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Asset Manager Portfolio	$39,000	$64,000
Asset Manager: Growth Portfolio	$34,000	$47,000
Contrafund Portfolio	$41,000	$47,000
Index 500 Portfolio	$32,000	$28,000
Investment Grade Portfolio	$37,000	$44,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,300,000	$4,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B
Asset Manager Portfolio	$0	$0
Asset Manager: Growth Portfolio	$0	$0
Contrafund Portfolio	$0	$0
Index 500 Portfolio	$0	$0
Investment Grade Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A,B
Asset Manager Portfolio	$3,900	$3,700
Asset Manager: Growth Portfolio	$4,200	$4,100
Contrafund Portfolio	$4,200	$4,000
Index 500 Portfolio	$4,200	$4,000
Investment Grade Portfolio	$4,000	$3,900
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A,B
Asset Manager Portfolio	$0	$0
Asset Manager: Growth Portfolio	$0	$0
Contrafund Portfolio	$0	$0
Index 500 Portfolio	$0	$0
Investment Grade Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
Deloitte Entities	$850,000	$150,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to Deloitte Entities for the fiscal year ended December 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2004
Asset Manager Portfolio	0%
Asset Manager: Growth Portfolio	0%
Contrafund Portfolio	0%
Index 500 Portfolio	0%
Investment Grade Portfolio	0%

(g) For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate fees billed by Deloitte Entities of $1,400,000A and $1,350,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$900,000	$150,000
Non-Covered Services	$500,000	$1,200,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to Variable Insurance Products II: Contrafund Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that Variable Insurance Products II: Contrafund Portfolio's (the fund) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 22, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 22, 2005